As filed with the Securities and Exchange Commission on December 26, 2006
Registration No. 333-
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.     ☐     Post-Effective Amendment No.     ☐
(Check appropriate box or boxes)
Pacific Select Fund
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices)          (Zip Code)
Registrant’s Telephone Number, including Area Code: (949) 219-3233
Laurene E. MacElwee
Assistant Vice President of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)
Copies to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration statement becomes effective.
It is proposed that this filing will become effective on the thirtieth day after the date upon which it is filed, pursuant to Rule 488 under the Securities Act of 1933.
No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

PACIFIC SELECT FUND
700 Newport Center Drive
Post Office Box 7500
Newport Beach, California 92660
Jaunuary 26, 2007
Dear Variable Contract Owner:
      We are pleased to enclose a Notice of a Special Meeting of Shareholders of the Concentrated Growth Portfolio of the Pacific Select Fund (the “Fund”). The meeting is scheduled to be held at the office of Pacific Life Insurance Company, located at 700 Newport Center Drive, Newport Beach, California 92660, at 9:00 a.m. Pacific time, on March 15, 2007.
      The purpose of the meeting is to seek your approval of a reorganization of the Concentrated Growth Portfolio with and into the Equity Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a portfolio of the Fund. If approved by shareholders, you would have an interest in the Equity Portfolio on the date that the reorganization occurs (the “Reorganization”). The Equity Portfolio is managed by Capital Guardian Trust Company. The investment goal of the Equity Portfolio is to seek capital appreciation; current income is of secondary importance. The Equity Portfolio invests at least 80% of its assets in equity securities of U.S. issuers and securities whose principal markets are in the U.S. The Equity Portfolio will normally be invested primarily in common stocks (or securities convertible or exchangeable into common stocks) of companies with market capitalizations greater than $1.5 billion at the time of purchase. The Reorganization will result in the Concentrated Growth Portfolio shareholders moving from a concentrated portfolio into a more diversified portfolio. As a result, there would be an exposure to a broader array of issuers after the Reorganization. If the Reorganization is approved, you would have an interest in a larger portfolio with a similar investment objective.
      The accompanying Proxy Statement/ Prospectus describes the proposed Reorganization and compares various aspects of the Portfolios for your evaluation. The Board of Trustees of the Fund unanimously approved this proposal and recommends that shareholders vote FOR the Reorganization.
      Please take the time to read the Proxy Statement/ Prospectus and cast your vote. We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ James T. Morris

James T. Morris
Chief Executive Officer and
Chairman of the Board of Trustees

THE PACIFIC SELECT FUND
700 Newport Center Drive
Post Office Box 7500
Newport Beach, California 92660
Notice of Special Meeting of Shareholders
of the Concentrated Growth Portfolio
Scheduled for March 15, 2007
Dear Variable Contract Owner:
      NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (“Meeting”) of the Concentrated Growth Portfolio, a portfolio of the Pacific Select Fund (the “Fund”), is scheduled for March 15, 2007 at 9:00 a.m., Pacific time, at 700 Newport Center Drive, Newport Beach, California 92660 for the following purposes:

(1)	To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Concentrated Growth Portfolio by the Equity Portfolio; and

(2)	To transact such other business, not currently contemplated, that may properly come before the Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.
      The Board of Trustees of the Fund (the “Board”) has fixed the close of business on January 12, 2007, as the record date for determining shareholders entitled to notice of, and to vote at, the Meeting, and any adjournment(s) or postponement(s) thereof. Owners of variable life insurance policies and variable annuity contracts having a beneficial interest in the Concentrated Growth Portfolio on the record date are entitled to vote as though they were shareholders. Your attention is called to the accompanying Proxy Statement/ Prospectus.
      You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting are requested to complete, sign, and return the enclosed proxy promptly, vote telephonically by calling 1-866-235-4258 or vote on the Internet by logging onto https://vote.proxy-direct.com and following the online instructions. The enclosed proxy is being solicited by the Board.
Please respond—your vote is important. Whether or not you plan to attend the Meeting, please vote by mail, telephone or Internet. If you vote by mail, only voting instructions received by 8:00 a.m. Eastern time on March 14, 2007, at the address shown on the enclosed postage paid envelope, will be counted. If you vote by telephone or Internet, only votes cast by 8:00 a.m. Eastern time on March 15, 2007, will be counted.

By Order of the Board

Audrey L. Milfs
Secretary
January 26, 2007

THE PACIFIC SELECT FUND
PROXY STATEMENT/ PROSPECTUS
January 26, 2007

PROXY STATEMENT/ PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS SCHEDULED FOR
March 15, 2007
Pacific Select Fund
700 Newport Center Drive
Post Office Box 7500
Newport Beach, California 92660
Concentrated Growth Portfolio, a portfolio of Pacific Select Fund (the “Fund”)
Relating to the Reorganization into
Equity Portfolio, a portfolio of the Fund

INTRODUCTION

      This combined proxy statement and prospectus (“Proxy Statement/ Prospectus”) relates to a Special Meeting of shareholders (“Meeting”) of the Concentrated Growth Portfolio, a separate portfolio of Pacific Select Fund (“Fund”), to be held on March 15, 2007. As more fully described in this Proxy Statement/ Prospectus, the purpose of the Meeting is to vote on a proposed reorganization (“Reorganization”) of the Concentrated Growth Portfolio with and into the Equity Portfolio, another separate portfolio of the Fund (each a “Portfolio” and collectively, the “Portfolios”).
      The Fund is only available as an underlying investment vehicle for variable life insurance and annuity products (each a “Variable Contract” and collectively, “Variable Contracts”) issued or administered by Pacific Life Insurance Company (“Pacific Life”) or Pacific Life & Annuity Company (“PL&A”). Variable Contract owners who select a Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The insurance company that uses the Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Variable Contract owners. As such and for ease of reference throughout the Proxy Statement/ Prospectus, Variable Contract holders will be referred to as “shareholders” of the Portfolios.
      Under a Plan of Reorganization (the “Plan”), the Concentrated Growth Portfolio would transfer its assets to the Equity Portfolio in exchange for shares of beneficial interest of the Equity Portfolio and the assumption by the Equity Portfolio of all of the Concentrated Growth Portfolio’s liabilities. The Equity Portfolio shares would then be distributed to shareholders of the Concentrated Growth Portfolio so that each shareholder would receive a number of full and fractional shares of the Equity Portfolio equal to the aggregate value of the number of shares of the Concentrated Growth Portfolio held by such shareholder. As a result of the Reorganization, if approved, the Concentrated Growth Portfolio will distribute shares of the Equity Portfolio in liquidation of the Concentrated Growth Portfolio on the closing date which is currently scheduled for April 30, 2007, or such other date as the parties may agree (“Closing Date”).
      Because you, as a shareholder of the Concentrated Growth Portfolio, are being asked to approve the Plan that will result in a transaction in which you will ultimately hold shares of the Equity Portfolio, this Proxy Statement also serves as a Prospectus for the Equity Portfolio. The investment goal of the Equity Portfolio is to seek capital appreciation; current income is of secondary importance.
      This Proxy Statement/ Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated January 26, 2007, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Fund’s Prospectus, dated May 1, 2006, as supplemented, which is incorporated by reference. The SAI for the Portfolios, dated May 1, 2006, as supplemented, is incorporated herein by reference. The Fund also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The semi-annual report for the Fund, dated June 30, 2006, is incorporated herein by reference. A copy of the current prospectus, SAI, annual report and semi-annual report for the Fund may each be obtained without charge by calling 1-800-722-2333 for Pacific Life variable annuity contract owners, 1-800-800-7681 for Pacific Life’s variable life insurance policy owners, 1-800-748-6907 for PL&A’s variable annuity contract owners, and 1-888-595-6997 for PL&A’s variable life insurance policy owners.
      The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio or the Fund, including each Portfolio’s SAI, reports, proxy materials and other information at the SEC’s Public Reference Room, 100 F Street N.E., Room 1580, Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-800-SEC-0330. Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, Washington, D.C. 20549-0102.
      The SEC has not approved or disapproved these securities, or determined that this Proxy Statement/ Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY
      You should read this entire Proxy Statement/ Prospectus carefully, including the Appendices. You should also review the Plan, which is attached hereto as Appendix B. Also, you should consult the Fund’s Prospectus, dated May 1, 2006, as supplemented, for more information about the Equity Portfolio.
The Proposed Reorganization. At a meeting held on November 30, 2006, the Board of Trustees of the Fund (the “Board”) approved the Plan. Subject to shareholder approval, the Plan provides for:

•	the transfer of all of the assets of the Concentrated Growth Portfolio to the Equity Portfolio in exchange for shares of beneficial interest of the Equity Portfolio;

•	the assumption by the Equity Portfolio of all of the liabilities of the Concentrated Growth Portfolio;

•	the distribution of the Equity Portfolio shares to the shareholders of the Concentrated Growth Portfolio; and

•	the complete liquidation of the Concentrated Growth Portfolio.
      The Equity Portfolio shares would then be distributed to shareholders of the Concentrated Growth Portfolio so that each shareholder would receive a number of full and fractional shares of the Equity Portfolio equal to the aggregate value of shares of the Concentrated Growth Portfolio held by such shareholder.
      As a result of the Reorganization, each shareholder of the Concentrated Growth Portfolio would become a shareholder of the Equity Portfolio. The Reorganization is expected to be effective as of the close of business on April 30, 2007, or such other date as the parties may agree (the “Closing Date”). Each shareholder will hold, immediately after the Closing Date, shares of the Equity Portfolio having an aggregate value equal to the aggregate value of the shares of the Concentrated Growth Portfolio held by that shareholder as of the Closing Date.
      In considering whether to approve the Reorganization, you should note that:

•	The Portfolios have substantially similar investment goals;

•	As of June 30, 2006, the 1-year and 5-year performance of the Equity Portfolio is superior to that of the Concentrated Growth Portfolio;

•	Both Portfolios are categorized by Morningstar as large-cap growth. The Equity Portfolio invests primarily in equity securities with market capitalizations greater than $1.5 billion at the time of purchase and the portfolio manager seeks securities that exhibit one or more growth characteristics; while the Concentrated Growth Portfolio invests primarily in equity securities of approximately 30 - 45 companies that are considered by the portfolio manager for long-term growth and normally emphasizes large companies;

•	The Concentrated Growth Portfolio is classified as “non-diversified”, which means that it may hold securities from a fewer number of issuers than a diversified portfolio; The surviving Equity Portfolio is classified as a diversified portfolio. Therefore, after the Reorganization, you would generally have a more diversified exposure to a broader array of issuers;

•	Each Portfolio is currently advised by Pacific Life; however, the Equity Portfolio is sub-advised by Capital Guardian Trust Company, which will be responsible for the day-to-day management of the combined Portfolio after the Reorganization; the disappearing the Concentrated Growth Portfolio is sub-advised by Goldman Sachs Asset Management, L.P.;

•	The Equity Portfolio is the larger portfolio (net assets of $266.6 million for the Equity Portfolio versus $41.9 million for the Concentrated Growth Portfolio, as of September 30, 2006);

•	The Board determined, based on a recommendation from the Fund’s Adviser, that the Concentrated Growth Portfolio is not expected to grow sufficiently in size to enable shareholders to achieve economies of scale and lower expense ratios.

•	The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither the Concentrated Growth Portfolio nor its shareholders, nor the Equity Portfolio nor its shareholders, are expected to recognize any gain or loss for Federal income tax purposes from the transactions contemplated by the Plan;

•	The proposed Reorganization will result in lower advisory fees for shareholders of the Concentrated Growth Portfolio that transition to the Equity Portfolio in the Reorganization: 1.05% for the Concentrated Growth Portfolio (as a percentage of average daily net assets) versus 0.65% for the Equity Portfolio (as a percentage of average daily net assets); and

•	The gross and net expenses for shareholders of the Concentrated Growth Portfolio will be lower after the Reorganization.
      The (unaudited) gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of September 30, 2006, as adjusted per contractual changes, are as follows:
Gross Expenses Before the Reorganization (Unaudited)

Concentrated Growth Portfolio	1.14%
Equity Portfolio	0.69%
Net Expenses Before the Reorganization (After Fee Waiver)1,2

Concentrated Growth Portfolio	1.14%
Equity Portfolio	0.69%
After the Reorganization: Equity Portfolio Pro Forma

Gross estimated expenses of Surviving Portfolio	0.69%
Net estimated expenses of Surviving Portfolio (After Fee Waiver)[1,2]	0.69%

[1]	To help limit fund expenses, Pacific Life has contractually agreed to reduce its investment advisory fees or otherwise reimburse each Portfolio for its operating expenses (including organizational expenses, but not including advisory fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expense and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel or other persons or services retained by the fund’s independent trustees) that exceed an annual rate of 0.10% of each Portfolio’s average daily net assets. Such reduction or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2007.

[2]	Pacific Life’s advisory fees are subject to a waiver of an annual rate of 0.00125% of its advisory fees for the period from May 1, 2005 through April 30, 2007. This reduction is reflected in the table above. For changes effective May 1, 2007, see note 3 under the Expense Table.
     Approval of the Plan requires an affirmative vote, if a quorum is present, of the lesser of (i) 67% or more of the shares, provided that 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the outstanding shares. The holders of 30% of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.
      After careful consideration, the Board unanimously approved the proposed Reorganization. The Board recommends that you vote “FOR” the proposed Reorganization.

COMPARISON OF INVESTMENT GOALS, MAIN INVESTMENTS
AND PRINCIPAL RISKS
      The following summarizes the investment goal, main investments, principal risks, and management differences between the Concentrated Growth Portfolio and the Equity Portfolios:

	Concentrated Growth Portfolio	Equity Portfolio

Investment Goal	The Portfolio seeks long-term growth of capital.	The Portfolio seeks capital appreciation; current income is of secondary importance.

Main Investments	The Portfolio invests at least 90% of its assets in equity investments selected for their potential to achieve capital appreciation over the long term. The Portfolio seeks to achieve its investment goal by investing, under normal circumstances, in approximately 30-45 companies that are considered by the portfolio manager to be positioned for long-term growth. While the Portfolio will normally emphasize stocks of large companies, the Portfolio may invest in securities of companies of any capitalization. A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors.

The Portfolio may invest up to 10% of its assets in foreign investments, including those in emerging market countries, denominated in foreign currencies, and 10% of its assets in fixed income securities, such as government, corporate and bank obligations.

The portfolio manager may also use derivatives (such as options, futures contracts, swaps and warrants) to try to increase returns for hedging purposes, as a substitute for securities, or to otherwise help achieve the portfolio’s investment goal. The portfolio manager may use foreign currency contracts or derivatives to hedge against changes in currency exchange rates.	The Portfolio invests at least 80% of its assets in equity securities of U.S. issuers and securities whose principal markets are in the U.S. The Portfolio will normally be invested primarily in common stocks (or securities convertible or exchangeable into common stocks) of companies with market capitalizations greater than $1.5 billion at the time of purchase.

The portfolio manager will seek to invest primarily in securities that exhibit one or more “growth” characteristics relative to the U.S. stock market. The “growth” characteristics include securities exceeding the market (rate of growth) in at least one of the following categories: earnings, unit sales, revenue or cash flow.

The Portfolio may invest up to 10% of its assets in American Depositary Receipts.

Principal Risks	Price volatility Foreign investments Derivatives, synthetics, forward commitments, repurchase agreements and currency transactions Emerging countries Non-diversification	Price volatility Foreign investments IPO

Investment Adviser	Pacific Life Insurance Company	Pacific Life Insurance Company

	Concentrated Growth Portfolio	Equity Portfolio

Portfolio Manager (Sub-Adviser)	Goldman Sachs Asset Management, L.P.	Capital Guardian Trust Company

Persons Responsible For Management	David G. Shell, Steven M. Barry and Gregory H. Ekizian	David I. Fisher, Jim S. Kang, Todd S. James, Alan J. Wilson and Eric H. Stern
      As you can see from the chart above, the investment goals of the Portfolios are similar. Both Portfolios invest primarily in equity securities. The surviving Equity Portfolio invests primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S. The Concentrated Growth Portfolio similarly invests in U.S. issuers and may invest up to 10% of its assets in foreign investments denominated in foreign currencies. The Equity Portfolio invests primarily in companies with market capitalizations greater than $1.5 billion at the time of purchase; similarly the Concentrated Growth Portfolio normally emphasizes stocks of large companies. The surviving Equity Portfolio is classified as diversified; the Concentrated Growth Portfolio invests primarily in equity securities of approximately 30 - 45 companies that are considered by the portfolio manager for long-term growth and is classified as “non-diversified”, which means that it may hold securities from a fewer number of issuers than a diversified portfolio.
Comparison of Portfolio Characteristics
      The following table compares certain characteristics of the Portfolios as of September 30, 2006 (unaudited):

	Concentrated Growth Portfolio	Equity Portfolio
	(Acquired Portfolio)	(Surviving Portfolio)

Net Assets	$41,947,211	$266,580,313
Number of Holdings	37	93
Portfolio Turnover Rate[1]	37.2%	27.6%
Average Market Capitalization of Companies in the Portfolio	$47.5 Billion	$54.7 Billion

Top 5 Industries	Consumer Discretionary 27.44%	Consumer Discretionary 24.91%
(as % of total investments)	Financial Services 18.78%	Health Care 21.14%
	Technology 14.55%	Technology 20.75%
	Health Care 14.24%	Financial Services 7.23%
	Integrated Oils 8.18%	Producer Durables 6.64%

Portfolio Composition	U.S. Common Stocks 86.60%	U.S. Common Stocks 88.44%
(as a % of net assets)	Foreign Common Stocks 11.09%	Foreign Common Stocks 10.12%
	Short-Term Securities 1.81%	Short-Term Securities 1.40%
	Securities Lending Collateral 5.79%	Securities Lending Collateral 4.78%
	Other Assets & Liabilities (net) (5.29%)	Other Assets & Liabilities (net) (4.74%)

Top 10 Holdings	Freddie Mac 6.93%	Google Inc ‘A’ 5.10%
(as a % of net assets)	The McGraw-Hill Cos Inc 5.48%	Cisco Systems Inc 3.88%
	First Data Corp 4.97%	PepsiCo Inc 3.18%
	Schlumberger Ltd 4.30%	Las Vegas Sands Corp 3.05%
	Caremark Rx Inc 4.04%	Forest Laboratories Inc 3.01%
	PepsiCo Inc 3.94%	Microsoft Corp 2.93%
	Suncor Energy Inc 3.84%	SLM Corp 2.59%
	American Tower Corp ‘A’ 3.54%	Target Corp 2.52%
	Microsoft Corp 3.38%	Lowe’s Cos Inc 2.51%
	Google Inc ‘A’ 3.28%	General Electric Co 2.51%

[1]	For the one-year period ended September 30, 2006.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios
      Because the Portfolios have investment goals that are similar, many of the risks of investing in the Equity Portfolio are the same as the risks of investing in the Concentrated Growth Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares. The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios.
Both Portfolios are subject to the following risks, among others:
•       portfolio managers’ investment techniques and strategies are discretionary — Each Portfolio tries to meet its investment goal by using certain principal investments and strategies, and special focuses, which are applicable under normal circumstances. There is the possibility that investment decisions portfolio managers make will not accomplish what they were designed to achieve, that securities purchased by the manager will not appreciate in value as the manager expects, or that a Portfolio will not achieve its investment goal. There can be no assurance that a manager will utilize derivative strategies in a way that is advantageous to a Portfolio.
      Unless otherwise noted, a manager may make decisions or shift assets in a way that causes a Portfolio to not achieve its goals. A manager may also use investment techniques or make investments in securities that are not part of a Portfolio’s principal investment strategy. Each Portfolio may temporarily change its investment strategies if a Portfolio manager believes economic conditions make it necessary to try to protect the Portfolio from potential loss, for redemptions, or other reasons. In that case, the Portfolio may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. These shifts may alter the risk/return characteristics of a Portfolio and cause a Portfolio to miss investment opportunities. Furthermore, investment decisions may not anticipate market trends successfully. For example, a Portfolio that invests too heavily in common stocks during a stock market decline may fail to preserve capital.
      Each Portfolio may have policies on the amount it can invest in certain kinds of securities or certain ratings or capitalizations of securities. These policies apply at the time the investment is made. Since companies’ market capitalizations fluctuate due to price volatility, capitalization ranges of the indexes may be affected. Therefore, the capitalization ranges of the indexes may change. The definitions of capitalization may be modified from time to time. Some of these policies are in place due to the name of the particular portfolio (Name Policy). The Name Policy also applies at the time the portfolio invests its assets and under normal circumstances. The Name Policy is applied to a Portfolio’s net assets, plus the amount of any borrowings for investment purposes. A Portfolio may not change its Name Policy, if applicable, without notifying shareholders 60 days prior to the change. Other than for the Name Policy, if net assets are not specified, then percentage limits refer to total assets. Total assets are equal to the value of securities owned, cash, receivables, and other assets before deducting liabilities.
      Each Portfolio may lend up to 33 1/3% of its assets to seek additional income. All loans must be secured by collateral. In connection with such lending, there is a risk of delay in return of the securities loaned or possible loss of rights in collateral should the borrower become insolvent.
      Each Portfolio may borrow up to 33 1/3% of its assets as necessary for the clearance of purchase and sales of securities. Borrowing may exaggerate changes in the net asset value of a portfolio’s shares and in a Portfolio’s return. Borrowing will cost a portfolio interest expense and other fees. The cost of borrowing may reduce a portfolio’s return.
•       price volatility risk — Both Portfolios principally invest in equity securities that are exposed to potential price volatility. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
      The prices of fixed income securities are affected by many factors, including prevailing interest rates and market conditions.
      Large companies tend to have more stable prices than small- or medium-sized companies. Small- or medium-sized companies, particularly those in their developmental stages, may have a shorter history of operations, may not have as great an ability to raise capital, may have less evidence that their research and development efforts will result in future growth and may be more susceptible to the underperformance of a sector emphasized by the portfolio and therefore may be riskier and more susceptible to price swings than larger companies. Moreover, such companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers.
•       foreign investments risk — Both Portfolios may invest in foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investment.
In addition to the risks associated with an investment in either Portfolio as noted above, the Concentrated Growth Portfolio also may be affected by the following risks, among others:
•       non-diversification risk — The Concentrated Growth Portfolio is a non-diversified portfolio and therefore may invest in securities of a fewer number of issuers than diversified portfolios. This increases the risk that its value could go down because of the poor performance of a single investment or a small number of investments.
•       emerging countries risk — The Concentrated Growth Portfolio may invest in emerging market countries. Investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries such as Russia.
•       derivatives, synthetics, forward commitments, repurchase agreements and currency transactions risk — Derivatives (such as futures and options contracts) derive their value from the value of an underlying security, a group of securities or an index. Synthetics are artificially created by using a collection of other assets whose combined features replicate the economic characteristics of a direct investment. The Concentrated Growth Portfolio’s use of derivatives, synthetics, forward commitments and currency transactions could reduce returns, increase portfolio volatility, may not be liquid, and may not correlate precisely to the underlying securities or index. All of these investments, including repurchase agreements, are particularly sensitive to counterparty risk.
In addition to the risks associated with an investment in either Portfolio as noted above, the Equity Portfolio also may be effected by the following risks, among others:
•       IPO risk — Each Portfolio may invest in IPOs. IPOs may be more volatile than other securities. IPOs may have a magnified impact on a portfolio when the portfolio’s asset base is relatively small. As assets grow, the effect of IPOs on the portfolio’s performance will not likely be as significant.

COMPARISON OF FEES AND EXPENSES
      The following discussion describes and compares the fees and expenses that shareholders pay in connection with investing in the Portfolios.
Advisory Fees
      Each Portfolio pays Pacific Life an advisory fee based on the average daily net assets of the Portfolio. The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Advisory Fees
Portfolio	(as a % of Net Assets)*

Concentrated Growth Portfolio	1.05%
Equity Portfolio	0.65%

*	For changes effective May 1, 2007, see note 3 under the Expense Table below.
     If the Reorganization is approved by shareholders, the Equity Portfolio will pay an advisory fee of 0.65% of the Portfolio’s average daily net assets. As such, the proposed Reorganization will result in a lower advisory fee for shareholders of the Concentrated Growth Portfolio.
Management Fees
      Pacific Life pays Capital Guardian Trust Company, the portfolio manager of the Equity Portfolio, and Goldman Sachs Asset Management, L.P., the portfolio manager of the Concentrated Growth Portfolio, each a sub-advisory fee, payable monthly, based on the average daily net assets of the Equity Portfolio and the Concentrated Growth Portfolio, respectively. The following table shows the aggregate annual sub-advisory fees paid by Pacific Life to Capital Guardian Trust Company and Goldman Sachs Asset Management, L.P. for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets:

Sub-Adviser Fees
Portfolio	(as a % of Net Assets)

Concentrated Growth Portfolio	0.50%
Equity Portfolio	0.34%
Expense Limitation Agreement
      To help limit fund expenses, Pacific Life has contractually agreed to reduce its investment advisory fees or otherwise reimburse each Portfolio for its operating expenses (including organizational expenses, but not including advisory fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expense and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel or other persons or services retained by the fund’s independent trustees) that exceed an annual rate of 0.10% of each Portfolio’s average daily net assets. Such reduction or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2007.
Expense Table
      The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses are based upon the annualized operating expenses incurred by the Portfolios for the year ended December 31, 2005. Pro forma fees show estimated fees of the Equity Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. Pro forma numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and Pacific Life and/or PL&A. Each Portfolio is not a party to that Variable Contract. The Portfolios are merely investment options made available to you by Pacific Life and/or PL&A under your Variable Contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract. The table below does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.
Annual Fund Operating Expenses
as of December 31, 20051
(expenses that are deducted from Portfolio assets,
shown as a ratio of expenses to average daily net assets)

				Less Adviser’s	Total
	Advisory	Other	Total	Reimbursement/	Net
Portfolio[2]	Fees[3,4]	Expenses	Expenses	Waiver[5]	Expenses

Concentrated Growth Portfolio	1.05%	0.11%	1.16%	0.00%	1.16%
Equity Portfolio	0.65%	0.05%	0.70%	0.00%	0.70%
The combined portfolio— pro forma	0.65%	0.05%	0.70%	0.00%	0.70%

[1]	The fiscal year end for each Portfolio is December 31

[2]	The Fund may from time to time enter into directed brokerage agreements that can reduce expenses. The Portfolios may benefit because credits, cash or other compensation generated through the directed brokerage transactions may be used to offset the Portfolios’ custody expenses or to pay other Portfolio expenses. Total adjusted net expenses for these Portfolios, after deduction of an offset for custodian credits and recaptured commissions, if any, were: 0.68% for the Equity Portfolio, and 1.12% for the Concentrated Growth Portfolio.

[3]	Pacific Life has agreed to waive 0.00125% of its advisory fee for the period from May 1, 2005 through April 30, 2007. This reduction is reflected in the table above but is not shown due to rounding.

[4]	Effective May 1, 2007, the advisory fee of each Portfolio will decrease by an amount equal to an annual rate of 0.20% of average daily net assets. However, a Shareholder Services Plan will be put into place for the Portfolio in an amount equal to an annual rate of 0.20% of average daily net assets, so there will be no net reduction in the fees paid by that Portfolio. The new advisory fees of Concentrated Growth Portfolio, effective May 1, 2007, are 0.85% of average daily net assets of the first $1 billion, 0.82% of average daily net assets that exceed $1 billion up to $2 billion, 0.79% of average daily net assets that exceed $2 billion up to $4 billion, and 0.77% of average daily net assets that exceed $4 billion. The new advisory fees of Equity Portfolio, effective May 1, 2007, are 0.45% of average daily net assets of the first $4 billion and 0.43% of average daily net assets in excess of $4 billion.

[5]	To help limit fund expenses, Pacific Life has contractually agreed to reduce its investment advisory fees or otherwise reimburse each Portfolio for its operating expenses (including organizational expenses, but not including advisory fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expense and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of any counsel or other persons or services retained by the fund’s independent trustees) that exceed an annual rate of 0.10% of each Portfolio’s average daily net assets. Such reduction or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2007.

Examples
      The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio on a pro forma basis. The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract. Each example assumes that you invest $10,000 in each Portfolio and in the combined portfolio after the Reorganization for the time periods indicated. Each example assumes that you invest $10,000 in each Portfolio and in the combined portfolio after the Reorganization for the time periods indicated, your investment has an average return of 5%, all dividends and distributions are reinvested, and that each Portfolio’s operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you hold your shares until the end of each period shown. Your actual expenses and performance may vary.

								Equity Portfolio
Concentrated Growth Portfolio				Equity Portfolio				pro forma: Portfolios Combined*

1	3	5	10	1	3	5	10	1	3	5	10
Year	Years	Years	Years	Year	Years	Years	Years	Year	Years	Years	Years

$116	$362	$628	$1,386	$70	$221	$384	$859	$70	$221	$384	$859

*	Estimated.
General Information
      Following the Reorganization, certain holdings of the Concentrated Growth Portfolio that are transferred to the Equity Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for the Equity Portfolio, and the realization of taxable gains or losses for the Equity Portfolio.
COMPARISON OF PORTFOLIO PERFORMANCE
Relative Performance
      The following table shows, for the periods shown, the (unaudited) average annual total return for each Portfolio and its applicable benchmark index. An index has an inherent performance advantage over the Portfolios since the index has no cash in its portfolio and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Each Portfolio’s past performance is not a guarantee of future results.

	Concentrated Growth Portfolio	Equity Portfolio	Russell 1000
Calendar Year/Period Ended	(Acquired Portfolio)[1]	(Surviving Portfolio)[2]	Growth Index[3]

YTD (as of 09/30/2006)	3.55%	2.99%	2.97%
2005	2.34%	6.53%	5.26%
2004	12.66%	5.14%	6.30%
2003	43.22%	24.33%	29.75%
2002	(38.62%)	(26.51%)	(27.88%)
2001	(33.89%)	(21.76%)	(20.42%)
2000	N/A	(25.17%)	(22.42%)
1999	N/A	38.54%	33.16%
1998	N/A	30.28%	38.71%
1997	N/A	18.18%	30.49%

[1]	Concentrated Growth Portfolio’s inception was May 1, 2000. Effective February 1, 2005, the Portfolio changed its name from I-Net TollkeeperSM Portfolio and investment strategy from I-Net Tollkeeper companies to a large-capitalization growth mandate.

[2]	Capital Guardian Trust Company began managing the Portfolio on May 1, 2005 and some investment policies changed at that time. Other firms managed the portfolio before that date. Effective May 1, 1998, some investment policies changed.

[3]	The Russell 1000 Growth Index is an index of large companies that have high price-to-book ratios and forecasted growth values. Results include reinvested dividends.

Average Annual Total Return
(For the periods ended December 31, 2005)
      The table set forth below shows the average annual total return for each Portfolio over time compared with a broad-based securities market index.

	1 Year	5 Years	10 Years	Since Inception[4]

Concentrated Growth Portfolio[1]	2.34%	(7.69%)	N/A	(12.97%)
Equity Portfolio[2]	6.53%	(4.35%)	5.05%	9.70%
Russell 1000 Growth Index[3]	5.26%	(3.58%)	6.73%	N/A

[1]	Effective February 1, 2005, the Portfolio changed its name from I-Net TollkeeperSM Portfolio and investment strategy from I-Net Tollkeeper companies to a large-capitalization growth mandate.

[2]	Capital Guardian Trust Company began managing the Portfolio on May 1, 2005 and some investment policies changed at that time. Other firms managed the portfolio before that date. Effective May 1, 1998, some investment policies changed.

[3]	The Russell 1000 Growth Index is an index of large companies that have high price-to-book ratios and forecasted growth.

[4]	Concentrated Growth Portfolio’s inception was May 1, 2000. Equity Portfolio’s inception was August 31, 1983.
     For a discussion by the portfolio manager regarding the performance of the Equity Portfolio for the fiscal year ended December 31, 2005, see Appendix A to this Proxy Statement/ Prospectus. Additional information regarding the Equity Portfolio is included in Appendix C to this Proxy Statement/ Prospectus.
Calendar Year-By-Year Returns
      Set forth below is the performance information for each Portfolio. The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad-based securities market index. Past performance (before and after taxes) is not necessarily an indication of how the Portfolios will perform in the future.
Concentrated Growth Portfolio — Calendar Year-by-Year Returns1,2
      The bar chart shows the performance of the Concentrated Growth Portfolio shares for each year since inception.

[1]	These figures are for the year ended December 31 of each year.

[2]	During the period shown in the chart, the Portfolio’s best quarterly performance was 23.93% for the 4th quarter of 2001, and the Portfolio’s worst quarterly performance was (37.43%) for the 3rd quarter of 2001.

Equity Portfolio — Calendar Year-By-Year Returns1,2
      The bar chart shows the performance of the Equity Portfolio shares for each year during the last 10 years.

[1]	These figures are for the year ended December 31 of each year. Capital Guardian Trust Company began managing the Portfolio on May 1, 2005 and some investment policies changed at that time. Other firms managed the portfolio before that date. Effective May 1, 1998, some investment policies changed.

[2]	During the period shown in the chart, the Portfolio’s best quarterly performance was 25.74% for the 4th quarter of 1999, and the Portfolio’s worst quarterly performance was (22.85%) for the 4th quarter of 2000.
INFORMATION ABOUT THE REORGANIZATION
      The Plan of Reorganization. The terms and conditions under which the proposed transaction may be consummated are set forth in the Plan of Reorganization (the “Plan”). Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix B.
      The Plan provides for: (i) the transfer, as of the Closing Date, of all of the assets of the Concentrated Growth Portfolio in exchange for shares of beneficial interest of the Equity Portfolio and the assumption by the Equity Portfolio of all of the Concentrated Growth Portfolio’s liabilities; and (ii) the distribution of shares of the Equity Portfolio to shareholders of the Concentrated Growth Portfolio, as provided for in the Plan. The result would be a liquidation of the Concentrated Growth Portfolio.
      Each shareholder of the Concentrated Growth Portfolio will hold, immediately after the Closing Date, shares of the Equity Portfolio having an aggregate value equal to the aggregate value of the shares of the Concentrated Growth Portfolio held by that shareholder as of the Closing Date. Until the Closing Date, shareholders of the Concentrated Growth Portfolio will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests for the redemption of shares of the Equity Portfolio.
      The obligations of the Portfolios under the Plan are subject to various conditions, including approval of the shareholders of the Concentrated Growth Portfolio. The Plan also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan. The Plan may be terminated by resolution of the Board or on certain other grounds. Please refer to Appendix B to review the terms and conditions of the Plan.
      Reasons for the Reorganization. The proposed Reorganization was presented to the Board for consideration and approval at a meeting on November 30, 2006. For the reasons discussed below, the Board, including all of the Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940), unanimously determined that the proposed Reorganization is in the best interests of the Concentrated Growth Portfolio and its shareholders. The Board also determined that the interests of the shareholders of the Concentrated Growth Portfolio will not be diluted as a result of the proposed Reorganization. The Reorganization will allow the Concentrated Growth Portfolio’s shareholders to continue to participate in a professionally managed portfolio that invests at least 80% of its assets in equity securities of U.S. issuers and securities whose principal markets are in the U.S.
      As shareholders of the Concentrated Growth Portfolio, these shareholders will continue to be able to exchange shares of the Concentrated Growth Portfolio into shares of other portfolios offered by the Fund subject to investment options available to them under their applicable Variable Contracts. A list of the current portfolios offered by the Fund is attached as Appendix D.
      Board Considerations. The Board, in recommending the proposed transaction, considered a number of factors, including the following:

•	the small asset size and the slow growth of the Concentrated Growth Portfolio and management’s conclusion that it is unlikely that this Portfolio will grow significantly;

•	effects of the Reorganization on annual fund operating expenses and shareholder fees and services and the potential benefits of the transaction to the Concentrated Growth Portfolio shareholders including, in particular, the reduction in advisory fees and the lower expense ratio;

•	the relative past performance of the Concentrated Growth Portfolio versus the Equity Portfolio;

•	the comparability of the investment objectives, strategies, policies, management, restrictions and investment holdings of both Portfolios and the common benchmark for both Portfolios (Russell 1000 Growth Index);

•	the terms and conditions of the Plan;

•	the direct or indirect costs to be incurred by the Concentrated Growth Portfolio and its respective shareholders in connection with the proposed Reorganization and the willingness of Pacific Life to bear one-half of the expenses of the transaction;

•	the direct or indirect U.S. Federal tax implications to each Portfolio and its respective shareholders;

•	whether the interests of the shareholders of either of the Portfolios would be diluted; and

•	any benefits that may be realized by the Adviser or Portfolio Manager of the Equity Portfolio.
      THE BOARD RECOMMENDS THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH THE EQUITY PORTFOLIO.
      Tax Considerations. The Reorganization is intended to qualify for Federal income tax purposes as a tax-free transactions under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither the Concentrated Growth Portfolio, nor its shareholders, nor the Equity Portfolio, nor its shareholders, is expected to recognize any gain or loss for Federal income tax purposes from the transactions contemplated by the Plan or Reorganization. As a condition to the Closing of the Reorganization, each Portfolio will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free transaction for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Fund.
      Expenses of the Reorganization. Pacific Life, investment adviser to the Fund, will bear half the cost of the Reorganization. The Concentrated Growth Portfolio will bear the other half of the expenses relating to the proposed Reorganization, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC. The principal solicitation will be by mail, but voting instructions also may be solicited by telephone, Internet or in person.                               has been retained to assist with voting instruction solicitation activities (including assembly and mailing of materials to owners of Variable Contracts).
      Future Allocation of Premiums. Shares of the Concentrated Growth Portfolio have been purchased at the direction of Variable Contract owners by Pacific Life and/or PL&A through separate accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Pacific Life and PL&A have advised us that all premiums or transfers to the Concentrated Growth Portfolio will be allocated to the Equity Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
      Form of Organization. Concentrated Growth Portfolio and the Equity Portfolio are each a separate portfolio of the Fund, which is a Massachusetts business trust. The Fund also offers other portfolios, which are not involved in the Reorganization. The Fund is governed by its Board of Trustees, which is composed of six (6) Trustees.
      As each Portfolio is a portfolio of the Fund, there are no key differences in the rights of shareholders of the Portfolios.
      Adviser. Pacific Life, the investment adviser of the Fund, provides life insurance products, individual annuities and mutual funds, and offers a variety of investment products and services to individuals, businesses and pension plans. Additional information about Pacific Life can be obtained at its web site, www.PacificLife.com. In its role as investment adviser, Pacific Life supervises the management of all of the Fund’s portfolios.
      Pacific Life has retained Capital Guardian Trust Company (“Capital Guardian”) to serve as portfolio manager for the Equity Portfolio and Goldman Sachs Asset Management, L.P. as the portfolio manager of the Concentrated Growth Portfolio. Pacific Life, subject to the review of the Fund’s Board, has ultimate responsibility to oversee and monitor the performance of these managers. Under an exemptive order from the SEC, Pacific Life and the Fund can hire, terminate and replace the managers (except, as a general matter, managers affiliated with Pacific Life) without shareholder approval. Within 90 days of the hiring of any new manager, shareholders of the affected portfolio will be sent information about the change.
      Capital Guardian, 333 South Hope Street, Los Angeles, California 90071, a wholly-owned subsidiary of Capital Group International, Inc., which is in turn a subsidiary of The Capital Group Companies, Inc., was established in 1968 as a non-depository trust company. As of September 30, 2006, Capital Guardian managed approximately $159 billion, primarily for large institutional clients. Portfolio management of the Equity Portfolio is supported by the research efforts of over 190 investment professionals. Capital Group International, Inc. spent over $120 million in 2005 on its research efforts. In addition to the Equity Portfolio, Capital Guardian manages the Diversified Research Portfolio, another portfolio of the Fund.
      Investment Personnel. The following individuals are jointly and primarily responsible for the day-to-day management of the Equity Portfolio:
      David I. Fisher, chairman of the board of Capital Guardian, has 39 years of experience as an investment professional, including the past 36 years with the Capital organization and over 10 years as a portfolio manager. He has a BS from the University of California at Berkeley and an MBA from the University of Missouri.
      Jim S. Kang, vice president of Capital Guardian, has 17 years of experience as an investment professional, including the past 16 years with the Capital organization, and over 10 years as a portfolio manager. He has a BS from the University of California at Los Angeles and an MBA from Columbia University.
      Todd S. James, senior vice president of Capital Guardian, has 20 years of investment experience, all of which were acquired at Capital Guardian. He has a BS from The California State University and an MBA from the University of Southern California Graduate School of Business.
      Alan J. Wilson, senior vice president and director of Capital Guardian, has 20 years of experience as an investment professional including the past 14 years with the Capital organization, and for more than five years, has been a portfolio manager for the U.S. equity (core) product. He has a BS from Massachusetts Institute of Technology and an MBA from Harvard University.
      Eric H. Stern, senior vice president of Capital International Research, Inc., has 15 years of experience as an investment professional including the past 13 years with the Capital organization, and for more than five years has been an investment research analyst for the U.S. and global the Equity Portfolios. He has a BS from the University of California at Berkeley and an MBA from Stanford University.
      With respect to the individuals listed, the Statement of Additional Information, dated May 1, 2006, as supplemented, provides additional information about compensation, other accounts managed and ownership of securities in the Portfolio.

      Distributor. Pacific Select Distributors, Inc. (the “Distributor”) whose address is 700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660, is the principal distributor for the Fund.
      Dividends, Distributions and Taxes. Each Portfolio intends to distribute substantially all of its net investment income and realized capital gains to shareholders at least once a year, although distributions could occur more frequently. Each Portfolio intends to qualify as a regulated investment company for Federal income tax purposes by satisfying the requirements under Sub-chapter M of the Internal Revenue Code of 1986, as amended (“Code”). As qualified regulated investment companies, the Portfolios are generally not subject to Federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio’s intention to distribute all such income and gains.
      Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to Federal tax on distribution of dividends and income from a Portfolio to the insurance company’s separate accounts.
      The foregoing is only a summary of some of the important Federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts. If the Plan is approved by the Concentrated Growth Portfolio’s shareholders, then as soon as practicable before the Closing Date, the Concentrated Growth Portfolio will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.
      Capitalization. The following table shows on an unaudited basis the capitalization of each of the Portfolios as of September 30, 2006, and on a pro forma basis as of September 30, 2006 giving effect to the Reorganization:

		Net Asset Value	Shares
	Net Assets	Per Share	Outstanding

Concentrated Growth Portfolio	$41,947,211	$4.71	8,912,295
Equity Portfolio	$266,580,313	$19.89	13,405,665
Pro Forma Adjustment	$(49,000)	—	(6,805,338)
The combined portfolio— Pro Forma	$308,478,524	$19.89	15,512,622
GENERAL INFORMATION ABOUT THE PROXY STATEMENT
      Voting Rights. This Proxy Statement/ Prospectus is being furnished in connection with the solicitation of Proxies by the Board. Shares of the Concentrated Growth Portfolio entitle their holders to one vote for each share held, and a proportionate fraction of a vote for each fraction of a share held. Shares have noncumulative voting rights. You may vote by mail, telephone, Internet or in person. If you vote by mail, your proxy card must be received at the address noted on the reply envelope by 8:00 a.m. Eastern time on March 14, 2007. If you vote by telephone or Internet, you must vote by 8:00 a.m. Eastern time on March 15, 2007. You may also vote by attending the Meeting.
      A Variable Contract owner may revoke the accompanying voting instruction at any time prior to its use by filing with Pacific Life or its subsidiary, PL&A, as applicable, a written revocation or duly executed voting instruction bearing a later date. In addition, any Variable Contract owner who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any voting instruction previously given. The persons named in the accompanying voting instruction will vote as directed by the ballot, but in the absence of voting directions in any properly executed voting instruction that is signed and timely returned, they will vote FOR the Reorganization proposal and may vote in accordance with their best judgment with respect to other matters not now known to the Board that may be presented at the Meeting.
      At the close of business on January 12, 2007 (the “Record Date”) there were [                    ] outstanding shares of the Concentrated Growth Portfolio. The shares of the Portfolio are offered as an investment medium for Variable Contracts. Pacific Life and PL&A, are the owners of the Concentrated Growth Portfolio shares underlying the Variable Contracts, but are soliciting voting instructions from Contract Owners having contract value invested in the Concentrated Growth Portfolio (a beneficial interest) as to how the shares will be voted.
      Approval of the Reorganization requires the affirmative vote of a majority of the outstanding shares of the Concentrated Growth Portfolio. With respect to the Concentrated Growth Portfolio, a majority of the outstanding shares means the lesser of (a) 67% or more of the shares of the Concentrated Growth Portfolio present at the meeting if more than 50% of the outstanding shares of the Concentrated Growth Portfolio are represented in person or by proxy at the meeting; or (b) more than 50% of the shares of the Concentrated Growth Portfolio. The Concentrated Growth Portfolio must have a quorum to conduct its business at the Meeting. Holders of 30% of the outstanding shares present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote, present in person or by proxy, may adjourn the meeting from time to time until a quorum is present. Shares held by shareholders present in person or represented by proxy at the meeting (including Pacific Life and PL&A) will be counted both for the purpose of determining the presence of a quorum and for calculating the votes cast on any proposal before the meeting. Since Pacific Life and PL&A are the owners of record of all of the outstanding shares of the Financial Services Portfolio, it is anticipated that a quorum will be present at the meeting.
      Pacific Life and PL&A (each a “PL Insurer”) will each vote shares of the Portfolio held by each of their respective separate accounts that fund the Variable Contracts in accordance with instructions received from Variable Contract Owners. Each PL Insurer will also vote shares of the Portfolio held in each such separate account for which it has not received timely instructions, in the same proportion as it votes shares held by that separate account for which it has received instructions. Each PL Insurer will vote any shares held by any of its separate accounts for which no voting instructions are received in the same proportion as other votes cast by all of its separate accounts in the aggregate. Shareholders and Variable Contract owners permitted to give instructions, and the number of shares for which such instruction may be given for purposes of voting at the meeting and any adjournments thereof, will be determined as of the Record Date.
      To the knowledge of the Fund, as of the Record Date, no current Trustees owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio. As of the Record Date, Pacific Life and PL&A each owned of record [          ]% and [          ]%, respectively, of the Concentrated Growth Portfolio’s shares and [          ]% and [          ]%, respectively, of the Equity Portfolio’s shares. Neither Pacific Life nor PL&A owned beneficially any shares of either Portfolio. On the basis of Pacific Life’s and PL&A’s current holdings of the Portfolios’ shares, Pacific Life and PL&A each will own of record [          ]% and [          ]%, respectively, of the combined portfolio’s shares upon the consummation of the proposed Reorganization.
      Other Matters to Come Before the Meeting. The Concentrated Growth Portfolio does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/ Prospectus. If other business should properly come before the Meeting, the proxy holders will vote thereon in accordance with their best judgment.
      Shareholder Proposals. The Concentrated Growth Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by the Concentrated Growth Portfolio’s management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

      IN ORDER THAT THE PRESENCE OF A QUORUM AT THE MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE. YOU MAY ALSO VOTE TELEPHONICALLY BY CALLING [                              ] OR VOTE ON THE INTERNET BY LOGGING ONTO [                              ] AND FOLLOWING THE ONLINE INSTRUCTIONS. IF YOU VOTE BY MAIL, ONLY VOTING INSTRUCTIONS RECEIVED BY 8:00 A.M. EASTERN TIME ON MARCH 14, 2007, AT THE ADDRESS SHOWN ON THE ENCLOSED POSTAGE PAID ENVELOPE, WILL BE COUNTED. IF YOU VOTE BY TELEPHONE OR INTERNET, ONLY VOTES CAST BY 8:00 A.M. EASTERN TIME ON MARCH 15, 2007, WILL BE COUNTED.

Audrey L. Milfs
Secretary
January 26, 2007
700 Newport Center Drive
Newport Beach, California 92660

APPENDIX A
PORTFOLIO MANAGER’S REPORT FOR THE EQUITY PORTFOLIO
      Set forth below is an excerpt from the Equity Portfolio’s annual report, dated December 31, 2005.
EQUITY PORTFOLIO
Q.     How did the portfolio perform over the year ended December 31, 2005?
A.     For the year ended December 31, 2005, the Equity Portfolio returned 6.53%**, compared to a 5.26%* return for its benchmark, the Russell 1000 Growth Index.
Performance Comparison
Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.
Q. Discuss both positive and negative factors that materially affected the portfolio’s performance during the year, including relevant market conditions, investment strategies and techniques, and particular sectors or securities.
A. Capital Guardian assumed management of the portfolio on May 1, 2005.
During the year, equity markets rallied, supported by solid corporate results and strong economic growth. Profits grew at a double-digit pace for the third consecutive year, while economic growth exceeded expectations despite being tested by higher energy prices, devastating hurricanes and rising short-term interest rates.

A-1

The energy sector was the best-performing sector by far for the full year. Integrated oil stocks slid as oil prices fell and Congress considered levying a windfall profits tax on the industry. Oil services companies, however, posted strong returns.
Information technology stocks, which were flat over the first nine months of the year, jumped to end the year up slightly. Technology stocks were helped by improved earnings guidance and growing consumer demand, and, in the area of semiconductors, by tighter capacity and the emerging view that flash memory would play a larger role in the next generation of consumer products. The worst returns for the year came from the consumer discretionary sector.
Stock selection in most sectors boosted results, particularly in healthcare (pharmaceuticals), information technology, industrials and energy. The portfolio continues to have a much larger-than-index weighting in technology, and holdings such as Google Inc. ‘A’, SanDisk Corp. and Yahoo! Inc. were among the portfolio’s best performers. Although semiconductor and communications equipment lagged other areas of technology for the period, we, at Capital Guardian, own a number of these companies for their highly proprietary products and inexpensive valuations and believe we are entering a cyclical recovery for semiconductors and that a move toward flash memory will require new investment. Within the energy sector, the emphasis on oil services over integrated oils within the energy sector was additive.
The top detractor for the period was stock selection in the financial sector. The main detractors in the sector were the portfolio’s positions in government-sponsored mortgage providers, as continued uncertainty over their future regulatory oversight caused these stocks to decline.
We believe that the domestic economy, which proved irrepressible in 2005, will face more challenges in 2006. Remaining to be seen is whether energy costs will dent profit margins in some industries or if they will be passed on to consumers (who are already being pinched by higher transportation and heating costs) and register in core inflation figures. We also believe that fiscal policy will be constrained by the large budget deficit, though that deficit is shrinking as a result of better-than-expected receipts. Monetary policy is not tight, but it is no longer accommodative. Nevertheless, equity valuations appear to be reasonable. The long-term interest rates are low, and profits are healthy. Although corporations have accumulated cash which is being used to increase dividends and repurchase shares, some cash will likely be spent on capital investments and employment. Putting idle cash to work should improve the return on equity for many companies.

A-2

APPENDIX B
PLAN OF REORGANIZATION
      THIS PLAN OF REORGANIZATION (the “Plan”) is adopted on this November 30, 2006, by Pacific Select Fund (the “Fund”), a Massachusetts business trust, with its principal place of business at 700 Newport Center Drive, Newport Beach, California 92660, on behalf of the Equity Portfolio (the “Surviving Portfolio”), a separate series of the Fund, and the Concentrated Growth Portfolio (the “Acquired Portfolio”), another separate series of the Fund.
      This Plan is intended to be and is adopted as a Plan and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Surviving Portfolio in exchange solely for voting shares of beneficial interest ($.001 par value per share) of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of all liabilities of the Acquired Portfolio, and the distribution of the Surviving Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Plan.
      WHEREAS, the Acquired Portfolio and Surviving Portfolio are each a series of the Fund, an open-end, registered investment company of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and
      WHEREAS, the Board Trustees of the Fund (the “Board”) has determined that the exchange of all of the assets of the Acquired Portfolio for Surviving Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Surviving Portfolio is in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and
      WHEREAS, the Board has also determined, with respect to the Acquired Portfolio, that the exchange of all of the assets of the Acquired Portfolio for Surviving Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Surviving Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.
      NOW, THEREFORE, the Fund, on behalf of the Surviving Portfolio and the Acquired Portfolio separately, hereby approves the Plan on the following terms and conditions:

1.	Transfer Of Assets Of The Acquired Portfolio To The Surviving Portfolio In Exchange For The Surviving Portfolio Shares, The Assumption Of All Acquired Portfolio Liabilities And The Liquidation Of The Acquired Portfolio.
      1.1 Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefore: (i) to deliver to the Acquired Portfolio the number of full and fractional Surviving Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Portfolio. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).
      1.2 The assets of the Acquired Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”).
      1.3 The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its current and accumulated investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date at or about 4:00 p.m. Eastern Time.
      1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio’s shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Portfolio Shareholders”), on a pro rata basis within that class, the Surviving Portfolio Shares received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Surviving Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Surviving Portfolio Shares to be so credited to Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in shares of the Acquired Portfolio will then represent a number of Surviving Portfolio Shares, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Surviving Portfolio Shares in connection with such exchange.
      1.5 Ownership of Surviving Portfolio Shares will be shown on the books of the Fund’s transfer agent. Shares of the Surviving Portfolio will be issued in the manner described in the Fund’s then-current prospectus and statement of additional information.
      1.6 Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.	Valuation
      2.1 The value of the Acquired Portfolio’s assets to be acquired by the Surviving Portfolio hereunder shall be the value of such assets computed at or about 4:00 p.m. Eastern time on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Fund’s then-current prospectus or statement of additional information and as established by the Board.
      2.2 The net asset value of the Surviving Portfolio Share shall be the net asset value per share computed at or about 4:00 p.m. Eastern time and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Fund’s then-current prospectus or statement of additional information with respect to the Surviving Portfolio, and as established by the Board.
      2.3 The number of Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined by dividing the value of the net assets of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Portfolio Share, determined in accordance with paragraph 2.2.
      2.4 All computations of value shall be made by the Acquired Portfolio’s designated recordkeeping agent.

3.	Closing And Closing Date
      3.1 The Closing Date shall be [April 30, 2007], or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the

Closing Date, unless otherwise agreed to by the parties. The close of business on the Closing Date shall be at or about 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Fund or at such other time and/or place as the parties may agree.
      3.2 The Fund shall direct State Street Bank and Trust Company of California, N.A., as custodian for the Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Acquired Portfolio’s portfolio securities, cash, and any other assets (“Assets”) shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Portfolio Custodian to the custodian for the Surviving Portfolio for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Portfolio’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”). The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.
      3.3 The Fund, on behalf of the Acquired Portfolio, shall direct Pacific Life Insurance Company (the “Transfer Agent”) to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.
      3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations And Warranties
      4.1 Except as has been fully disclosed to and accepted by the Surviving Portfolio prior to the date of this Plan in a written instrument executed by an officer of the Fund, the Fund, on behalf of the Acquired Portfolio, represents and warrants to the Surviving Portfolio as follows:

(a) The Acquired Portfolio is duly organized as a series of the Fund, which is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power under the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended (“1933 Act”), including the shares of the Acquired Portfolio, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”) and the 1940 Act, and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Portfolio will have good and marketable title to the Acquired Portfolio’s assets to be transferred to the Surviving Portfolio pursuant to paragraph 1.1 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;

(f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Portfolio is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Portfolio is a party or by which it is bound;

(g) The Acquired Portfolio has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The statement of assets and liabilities, including the schedule of investments, of the Acquired Portfolio as of December 31, 2005, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j) Since December 31, 2005, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

(k) On the Closing Date, all Federal and other tax returns and reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquired Portfolio) and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3;

(n) The adoption and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Portfolio, this Plan will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, and, subject to the approval of the shareholders of the Acquired Portfolio, this Plan will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The proxy statement of the Surviving Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.5, insofar as it relates to the Surviving Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

      4.2 Except as has been fully disclosed to and accepted by the Acquired Portfolio prior to the date of this Plan in a written instrument executed by an officer of the Fund, the Fund, on behalf of the Surviving Portfolio, represents and warrants to the Acquired Portfolio as follows:

(a) The Surviving Portfolio is duly organized as a series of the Fund, which is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, with power under the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Surviving Portfolio, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f) The Surviving Portfolio is not engaged currently, and the adoption and performance of this Plan will not result, in (i) a material violation of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Surviving Portfolio is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Surviving Portfolio is a party or by which it is bound;

(g) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Surviving Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Surviving Portfolio knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The statement of assets and liabilities, including the schedule of investments, of the Surviving Portfolio as of December 31, 2005, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i) Since December 31, 2005, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change;

(j) On the Closing Date, all Federal and other tax returns and reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation, the Surviving Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

(l) All issued and outstanding Surviving Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquired Portfolio, could, under certain circumstances, be held personally liable for obligations of the Surviving Portfolio and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

(m) The adoption and performance of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board on behalf of the Surviving Portfolio and this Plan will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Surviving Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable by the Fund;

(o) The information to be furnished by the Surviving Portfolio for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p) That insofar as it relates to the Fund or the Surviving Portfolio, the Registration Statement (as defined in Section 5.5 herein) relating to the Surviving Portfolio shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder.

5.	Covenants Of The Surviving Portfolio And The Acquired Portfolio
      5.1 The Surviving Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.
      5.2 The Fund will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 The Acquired Portfolio covenants that the Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.
      5.4 Subject to the provisions of this Plan, the Surviving Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.
      5.5 The Acquired Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Plan and the transactions contemplated herein.
      5.6 As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Surviving Portfolio Shares received at the Closing.
      5.7 The Surviving Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.
      5.8 The Acquired Portfolio covenants that it will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Surviving Portfolio may reasonably deem necessary or desirable in order to vest in and confirm the Surviving Portfolio’s title to and possession of all the assets and otherwise to carry out the intent and purpose of this Plan.
      5.9 The Surviving Portfolio will use all reasonable efforts to obtain such regulatory approvals and authorizations as may be necessary, including those required by the 1933 Act and the 1940 Act, in order to continue its operations after the Closing Date.

6.	Conditions Precedent To Obligations Of The Acquired Portfolio
      The obligations of the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at the Acquired Portfolio’s election, to the performance by the Surviving Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
      6.1 All representations and warranties of the Surviving Portfolio and the Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
      6.2 The Fund and the Surviving Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Fund and the Surviving Portfolio on or before the Closing Date; and
      6.3 The Acquired Portfolio and the Surviving Portfolio shall have agreed on the number of full and fractional Surviving Portfolio shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	Conditions Precedent To Obligations Of The Surviving Portfolio
      The obligations of the Surviving Portfolio to complete the transactions provided for herein shall be subject, at the Surviving Portfolio’s election, to the performance by the Acquired Portfolio of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
      7.1 All representations and warranties of the Acquired Portfolio and the Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
      7.2 The Fund and the Acquired Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Fund or the Acquired Portfolio on or before the Closing Date;
      7.3 The Acquired Portfolio and the Surviving Portfolio shall have agreed on the number of full and fractional Surviving Portfolio shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;
      7.4 The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders all of its current and accumulated investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, that has accrued through the Closing Date as of 4:00 p.m. Eastern Time.

8.	Further Conditions Precedent To Obligations Of The Surviving Portfolio And The Acquired Portfolio
      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Portfolio or the Surviving Portfolio, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:
      8.1 The Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, By-Laws, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Surviving Portfolio nor the Acquired Portfolio may waive the conditions set forth in this paragraph 8.1;
      8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;
      8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Surviving Portfolio or the Acquired Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;
      8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and
      8.5 The parties shall have received the opinion of Dechert LLP addressed to the Fund substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for Federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert LLP determines that the transaction contemplated by this Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Fund. Notwithstanding anything herein to the contrary, the Fund may not waive the condition set forth in this paragraph 8.5.

9.	Brokerage Fees And Expenses
      9.1 The Surviving Portfolio represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
      9.2 Pacific Life Insurance Company, investment adviser to the Fund, will bear half the cost of the expenses relating to the proposed Reorganization. The Acquired Portfolio will bear the other half of the expenses relating to the proposed Reorganization, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC. The costs of the Reorganization shall include, but not be limited to, preparation of the Registration Statement, printing and distributing the Surviving Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.	Entire Agreement; Survival Of Warranties
      10.1 The Company has not made any representation, warranty or covenant, on behalf of either the Acquired Portfolio or the Surviving Portfolio, not set forth herein, and this Agreement constitutes the entire agreement between the Surviving Portfolio and Acquired Portfolio with respect to the Reorganization.
      10.2 The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.	Termination
      This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Board, make proceeding with the Plan inadvisable.

12.	Amendments
      This Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Fund; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Surviving Portfolio shares to be issued to the Acquired Portfolio Shareholders under this Plan to the detriment of such shareholders without their further approval.

13.	Notices
      Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Pacific Select Fund at 700 Newport Center Drive, Post Office Box 7500, Newport Beach, California 92660, attn: Robin S. Yonis, in each case with a copy to Dechert LLP, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, attn: Jeffrey S. Puretz.

14.	Headings; Counterparts; Governing Law; Assignment; Limitation Of Liability
      14.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

      14.2 This Plan shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.
      14.3 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.
      14.4 The obligations imposed by this Plan shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of either party hereto personally, but shall bind only the trust property of such party, as provided in the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.
      IN WITNESS WHEREOF, the Board has caused this Plan to be approved on behalf of the Surviving Portfolio and the Acquired Portfolio, respectively.

PACIFIC SELECT FUND

By:

President

APPENDIX C
ADDITIONAL INFORMATION REGARDING
THE EQUITY PORTFOLIO (“Portfolio”)
About Your Investment
      The Pacific Select Fund (the “Fund”) is available only to people who own certain variable annuity contracts or variable life insurance policies. You do not buy, sell or exchange shares of the Fund’s portfolios — you choose investment options through your variable annuity contract or variable life insurance policy issued or administered by Pacific Life Insurance Company (“Pacific Life”) or Pacific Life & Annuity Company (“PL&A”). Pacific Life and PL&A then invest in the portfolios of the Pacific Select Fund, including the Portfolio, according to the investment options you’ve chosen. Accordingly, the Fund does not have any limitations on the number of transfers or exchanges the insurance companies may make. However, all of the variable life insurance policies and annuity contracts which use the Fund as their investment vehicle do have certain restrictions on the number of transfers or exchanges that contract owners may make. The Fund may, subject to approval by the Board of Trustees (the “Board”), pay for a sale or exchange, in whole or part, by a distribution of securities from a portfolio, in lieu of cash, in accordance with applicable rules. You’ll find information about how this works in the product prospectus or offering memorandum.
      Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Pacific Life, PL&A and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.
      The Portfolio may discontinue offering its shares at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.
Determination of Net Asset Value
      The Portfolio’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open. For purposes of calculating the NAV, the Portfolio uses pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier. For any transaction, the NAV that will apply is the NAV calculated after receipt by Pacific Life or PL&A of a request to buy, sell or exchange shares. For purposes of calculating the NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Domestic fixed income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.
      NAV will not be determined on days when the NYSE is closed. In addition, a delay in calculating the NAV may happen if the NYSE closes on a day other than a regular holiday or weekend, trading on the NYSE is restricted, an emergency exists as determined by the SEC, making securities sales or determinations of NAV not practicable, or the SEC permits a delay for the protection of shareholders.
      The value of each security is based on its actual market value or fair value. Pricing data is obtained from various sources approved by the Board. The Portfolio may value securities at fair value as estimated in good faith under procedures established by the Board, based upon recommendations provided by the portfolio manager, in accordance with valuation services approved by the Board, or otherwise as provided by the Fund’s valuation procedures, which have been determined by the board in good faith to represent fair value. Fair valuation will be used when market quotations are not readily available or reliable, or if events significantly affecting the values of the Portfolio’s foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE. The estimated fair value of a security may differ from the value that would have been assigned to the

C-1

security had other valuations (such as last trade price) been used. Additionally, these fair values may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of the security as of the close of the NYSE.
      Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m. Eastern time. In addition, the Portfolio may calculate their NAVs on days when the NYSE is open but foreign markets are closed. Conversely, securities trading on foreign markets may take place on days when the NYSE is closed, and as a result, the Portfolio’s NAVs are not calculated and shareholders are not able to redeem their shares on such days. Since securities that are primarily listed on foreign exchanges may trade on weekends, U.S. holidays or other days when the Portfolio does not price its shares, the value of the Portfolio’s securities (and thereby the NAV of the portfolio) may change on days when shareholders will not be able to purchase or redeem shares. For a list of holidays observed, contact Pacific Life’s customer service.
      Quotations of foreign securities in foreign currencies are converted to U.S. dollar equivalents using a foreign exchange quotation from an approved source prior to calculating the NAV. The calculation of the NAV of the Portfolio when it invests in foreign securities which are principally traded in a foreign market may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Further, under the Fund’s procedures, the prices of foreign securities are determined using information derived from pricing services and other sources every day that the Fund values its shares. Prices derived under these procedures will be used in determining NAVs.
      If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Fund’s board. In determining the fair value of securities, the Fund may consider available information, including information that becomes known after the time of the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data, and fair values determined with the assistance of the service will be based on the data utilized by the service. These fair values may not be indicative of the price that a portfolio could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.
      Variable annuity contracts and variable life insurance policies may have other restrictions on buying and selling shares.
Management of the Portfolio
      Investment Adviser. Pacific Life, 700 Newport Center Drive, Newport Beach, California 92660, is the Portfolio’s investment adviser. Pacific Life serves as the investment adviser and administrator of the Fund. Founded in 1868, Pacific Life provides life insurance products, individual annuities and mutual funds, and offers a variety of investment products and services to individuals, businesses and pension plans. Additional information about Pacific Life can be obtained at its web site, www.PacificLife.com.
      In its role as investment adviser, Pacific Life supervises the management of all of the Fund’s portfolios. Pacific Life manages two portfolios of the Fund directly: the Money Market Portfolio and the High Yield Bond Portfolio. For the other portfolios, with the exception of the American Funds Growth-Income Portfolio and the American Funds Growth Portfolio, it has retained other portfolio managers, many of which have a worldwide market presence and extensive research capabilities. The American Funds Growth-Income Portfolio and the American Funds Growth Portfolio each invest all of their assets in a master fund, and therefore Pacific Life has not retained other portfolio managers to manage the assets of these portfolios. Some of the portfolio managers’ team members could change from time to time. Pacific Life oversees and monitors the performance of these managers.

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      Pacific Life, subject to the review of the Fund’s Board, has ultimate responsibility to oversee and monitor the performance of the other managers. Under an exemptive order from the SEC, Pacific Life and the Fund can hire, terminate and replace the managers (except, as a general matter, managers affiliated with Pacific Life) without shareholder approval. Within 90 days of the hiring of any new manager, shareholders of the affected portfolio will be sent information about the change.
      Pacific Life may in the future determine to invest the assets of the Feeder Portfolios in other Master Funds, manage the assets of the Feeder Portfolios directly, or hire sub-advisers to manage the assets of the Feeder Portfolios, all without shareholder approval.
      A discussion regarding the basis for the Board’s approval of the investment advisory contract of the Fund is available in the Fund’s annual report dated December 31, 2005.
      Portfolio Manager. Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, California 90071, a wholly-owned subsidiary of Capital Group International, Inc., which is in turn a subsidiary of The Capital Group Companies, Inc., serves as the Portfolio’s portfolio manager. Capital Guardian was established in 1968 as a non-depository trust company. As of September 30, 2006, Capital Guardian managed approximately $159 billion, primarily for large institutional clients. Portfolio management is supported by the research efforts of over 190 investment professionals. Capital Group International, Inc. spent over $120 million in 2005 on its research efforts.
      Purchases and Redemptions. Shares of the Portfolio are not sold directly to the general public. Shares of the Portfolio are currently offered only for purchase by the separate accounts of Pacific Life and its affiliate, PL&A, to serve as an investment medium for a variable annuity contract or variable life insurance policy (“Variable Contract”) issued or administered by Pacific Life or its affiliate. For information on the purchase of a Variable Contract, consult a prospectus for the applicable Variable Contract.
      Shares of the Portfolio may be redeemed on any business day upon receipt of a request for redemption from the insurance company whose separate account owns the shares. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds will ordinarily be paid within seven days following receipt of instructions in proper form, or sooner, if required by law. The right of redemption may be suspended by the Fund or the payment date postponed beyond seven days as described in the Fund’s SAI.
      Dividends and Distributions. The Fund intends to distribute substantially all of its net investment income and realized capital gains to shareholders at least once a year, although distributions could occur more frequently. Dividends are generally distributed according to the following schedule:
      Debt portfolios (Money Market, Short Duration Bond, Diversified Bond, Inflation Managed, Managed Bond and High Yield Bond Portfolios):

•	Dividends declared and paid monthly
      All other portfolios:

•	Dividends declared and paid annually

•	Dividends may be declared less frequently if it is advantageous to the portfolio and to shareholder of the portfolio, but in no event less frequently than annually.
      Portfolio Distribution. Pacific Select Distributors, Inc. (the “Distributor”) whose address is 700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660, is the principal distributor for the Portfolio.
      Distribution Arrangements. The Fund serves as an investment vehicle for variable annuity and variable life insurance products issued or administered by Pacific Life and PL&A. While there is no sales load on shares of the Fund, the Distributor or its affiliate pays substantial cash and non-cash compensation to broker-dealers that solicit applications for variable annuity contracts or variable life insurance policies issued by Pacific Life and PL&A. Refer to the product prospectus or the offering memorandum for a description of these incentives and a discussion of the conflicts of interest that may be created by this compensation.

C-3

      Frequent Trading — Market Timing. As noted above, the Fund is only available as the underlying investment fund for Variable Contracts issued or administered by Pacific Life or PL&A. The Portfolio is intended for long-term investment through these variable contracts, and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not choose the Portfolio as an investment option under their variable contracts. The trading activity of individual contract owners is generally not identified to the Portfolio; and therefore, the ability of the Portfolio to monitor exchanges made by contract owners is severely limited. Consequently, the Portfolio must rely on Pacific Life or PL&A as the issuer or administrator of the variable contracts to monitor frequent, short-term trading within the portfolio by contract owners.
      Pacific Life and PL&A attempt to discourage frequent trading by monitoring certain large transaction activity through the variable contracts and imposing transaction limitations on variable contract owners. Please see the product prospectus or offering memorandum of the relevant variable contracts for more information about these policies. There is no guarantee that Pacific Life and PL&A will be able to identify all individual contract owners who may be making frequent, short-term, or other disruptive or dilutive trades or to curtail their trading activity.
      Such trading activity can disrupt the management of the Fund and its portfolios, including the Portfolio, and can raise expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the portfolios’ ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Portfolios’ securities holdings may dilute the interests of the remaining contract owners. This in turn can have an adverse effect on the Portfolios’ performance.
      The Fund’s Board of Trustees adopted a policy with respect to limitations on transfers. In connection with the use of the Fund as an investment vehicle for variable annuity contracts and variable life insurance policies issued by insurance companies, these limitations on transfers must be enforced by any insurance company that participates in the fund, including, but not limited to, Pacific Life and PL&A, by passing through the limitations and applying them to the insurer’s variable annuity contract owners and variable life insurance policy holders (“Investors”), as if they were Investors investing directly in the portfolios of the Fund. The limitations specified below shall apply to all Investors, whether natural persons, partnerships, corporations, limited liability companies, trusts or any other type entity; but shall not apply directly to the insurance company in its capacity as record shareholder:

1.	An Investor may not make more than 25 (twenty-five) transfers per calendar year.

2.	Once the 25 transfer limit is reached, one “safe harbor” transfer is permitted into the Money Market Portfolio, another portfolio of the Fund.

3.	An Investor may not make more than two transfers per calendar month involving the Fund’s portfolios which invest primarily in international securities, which currently include the International Value, International Small-Cap, International Large-Cap, and Emerging Markets Portfolios.

4.	Transfers to or from a portfolio cannot be made before the seventh calendar day following the last transfer to or from the same portfolio. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Portfolio on Monday, you may not make any transfers to or from the Portfolio before the following Monday. Transfers to or from the Money Market Portfolio are excluded from this limitation.

5.	For purposes of 1., 2. and 3. above, multiple transfers among the portfolios of the Fund on the same day count as one transfer.

6.	Insurance companies that participate in the Fund may exclude certain transactions from the above limitations, including but not limited to: portfolio rebalancing, approved asset allocation service transactions, dollar cost averaging, earnings sweep, loan payments and repayments, and such other transactions as the participating insurance companies determine are appropriate and disclose such exceptions in their product prospectuses and/or offering documents.

C-4

APPENDIX D
THE PACIFIC SELECT FUND PORTFOLIOS AND PORTFOLIO MANAGERS
(listed alphabetically by portfolio manager)

International Value Portfolio	AllianceBernstein L.P.
International Small-Cap Portfolio	BatteryMarch Financial Management, Inc.
Equity Index Portfolio	BlackRock Investment Management, LLC
Small-Cap Index Portfolio	BlackRock Investment Management, LLC
Diversified Research Portfolio	Capital Guardian Trust Company
Equity Portfolio	Capital Guardian Trust Company
American Funds® Growth-Income Portfolio	Capital Research and Management Company (Adviser to the Master Growth-Income Fund)
American Funds® Growth Portfolio	Capital Research and Management Company (Adviser to the Master Growth Fund)
Large-Cap Value Portfolio	ClearBridge Advisors, LLC
Technology Portfolio	Columbia Management Advisors, Inc.
Short Duration Bond Portfolio	Goldman Sachs, L.P.
Concentrated Growth Portfolio	Goldman Sachs, L.P.
Diversified Bond Portfolio	J.P. Morgan Investment Management Inc.
Growth LT Portfolio	Janus Capital Corporation LLC
Focused 30 Portfolio	Janus Capital Corporation LLC
Health Sciences Portfolio	Jennison Associates LLC
Mid-Cap Value Portfolio	Lazard Asset Management LLC
Large-Cap Growth Portfolio (formerly called Blue Chip Portfolio)	Loomis, Sayles, Sayles & Company, L.P.
Capital Opportunities Portfolio	MFS Investment Management
International Large-Cap Portfolio	MFS Investment Management
Fasciano Small Equity Portfolio	Neuberger Berman Management Inc.
Small-Cap Value Portfolio	NFJ Investment Group L.P.
Multi-Strategy Portfolio	OppenheimerFunds, Inc.
Main Street® Core Portfolio	OppenheimerFunds, Inc.
Emerging Markets Portfolio	OppenheimerFunds, Inc.
Managed Bond Portfolio	Pacific Investment Management Company LLC
Inflation Managed Portfolio	Pacific Investment Management Company LLC
Money Market Portfolio	Pacific Life Insurance Company
High Yield Bond Portfolio	Pacific Life Insurance Company
Comstock Portfolio	Van Kampen
Mid-Cap Growth Portfolio	Van Kampen
Real Estate Portfolio	Van Kampen
VN Small-Cap Value Portfolio	Vaughan Nelson Investment Management, L.P.

D-1

FINANCIAL HIGHLIGHTS
      Except for the information as of June 30, 2006, the information presented below for Equity Portfolio has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.

	Equity

PACIFIC SELECT FUND	01/01/2006-
Selected per share, ratios and supplemental data for	06/30/2006[4,5]		2005[5]	2004	2003	2002	2001
each period or year ended were as follows:
INVESTMENT ACTIVITIES
Net asset value, beginning of period/year	$19.31		$18.17	$17.42	$14.06	$19.21	$26.12
Net investment income	0.04		0.04	0.14	0.04	0.06	— [6]
Net realized and unrealized gain (loss)	0.33		1.15	0.75	3.38	(5.15)	(5.55)

Total from investment operations	0.37		1.19	0.89	3.42	(5.09)	(5.55)

Total distributions	—	[6]	(0.05)	(0.14)	(0.06)	(0.06)	(1.36)
Net asset value, end of period/year	$19.68		$19.31	$18.17	$17.42	$14.06	$19.21

RATIOS AND SUPPLEMENTAL DATA
Total returns[1]	1.95%		6.53%	5.14%	24.33%	(26.51% )	(21.76% )
Net assets, end of period/year (in thousands)	$274,774		$313,128	$360,662	$424,708	$392,490	$695,151
Ratios of expenses after expense reductions to average net assets[2,3]	0.67%		0.68%	0.70%	0.71%	0.72%	0.70%
Ratios of expenses before expense reductions to average net assets[3]	0.69%		0.70%	0.73%	0.75%	0.75%	0.70%
Ratios of net investment income after expense reductions to average net assets[3]	0.45%		0.22%	0.72%	0.33%	0.38%	0.06%
Portfolio turnover rate	13.92%		169.07%	61.69%	61.86%	96.16%	132.39%

[1]	Total returns for periods of less than one full year are not annualized.

[2]	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, recaptured commissions, advisory fee waivers, and adviser expense reimbursements, if any.

[3]	The ratios for periods of less than one full year are annualized.

[4]	Unaudited.

[5]	Per share investment income has been calculated using the average shares method.

[6]	Amount represents less than $0.005 per share.

D-2

PART B
PACIFIC SELECT FUND
Statement of Additional Information
January 26, 2007
Acquisition of the Assets and Liabilities of the Concentrated Growth Portfolio
(a portfolio of Pacific Select Fund)
700 Newport Center Drive
Newport Beach, CA 92660
By and in Exchange for Shares of the
Equity Portfolio
(a portfolio of Pacific Select Fund)
700 Newport Center Drive
Newport Beach, CA 92660
      This SAI is available in connection with a proposed transaction whereby all of the assets and liabilities of the Concentrated Growth Portfolio will be transferred to the Equity Portfolio, in exchange for shares of the Equity Portfolio.
      This SAI for Pacific Select Fund consists of this cover page and the attached documents, in addition to the following documents, which have been filed electronically with the Securities and Exchange Commission and are incorporated herein by reference:

1.	The SAI for Pacific Select Fund dated May 1, 2006, as supplemented.

2.	The Financial Statements of the Concentrated Growth Portfolio and the Equity Portfolio included in the Annual and Semi-Annual Reports of Pacific Select Fund dated December 31, 2005 and June 30, 2006 respectively.
      This SAI is not a prospectus. This SAI should be read in conjunction with the Proxy Statement/ Prospectus.
      A Proxy Statement/ Prospectus dated January 26, 2007 relating to the Reorganization of the Concentrated Growth Portfolio may be obtained, without charge, by writing to Pacific Select Fund at 700 Newport Center Drive, P.O. Box 7500, Newport Beach, California 92660 or by calling (800) 722-2333 for Pacific Life’s variable annuity contract owners, (800) 800-7681 for Pacific Life’s variable life insurance policy owners, (800) 748-6907 for PL&A’s variable annuity contract owners and (888) 595-6997 for PL&A’s variable life insurance policy owners.

PACIFIC SELECT FUND

     The information included in the following sections are presented on a pro forma basis—assuming that the Concentrated Growth Portfolio was combined with the Equity Portfolio for the periods shown. The information is based on the financial statements of the Equity and Concentrated Growth Portfolios as of and for the year and period ended December 31, 2005 and June 30, 2006. The pro forma information has not been audited.

PACIFIC SELECT FUND
Pro Forma Statement of Assets and Liabilities
December 31, 2005 (Unaudited)
(In thousands, except per share amounts)

		Concentrated			Pro Forma
	Equity	Growth	Adjustments		Combined

ASSETS
Investments and repurchase agreements, at value	$353,488	$51,029	$-		$404,517
Cash	54	-	-		54
Receivables:
Dividends and interest	271	32	-		303
Fund shares sold	26	-	-		26
Securities sold	-	270	-		270
Other	5	-	-		5

Total Assets	353,844	51,331	-		405,175

LIABILITIES
Payable upon return of securities loaned	40,176	1,968	-		42,144
Payables:
Fund shares redeemed	309	76	-		385
Securities purchased	25	118	-		143
Due to custodian	-	25	-		25
Accrued advisory fees	176	45	-		221
Accrued custodian and portfolio accounting fees	2	11	-		13
Accrued deferred trustee compensation and retirement benefits	27	4	-		31
Accrued reorganization expenses	-	-	49	(a)	49
Accrued other	1	13	-		14

Total Liabilities	40,716	2,260	49		43,025

NET ASSETS	$313,128	$49,071	($49)		$362,150

NET ASSETS CONSIST OF:
Paid-in capital	$692,826	$136,881	$-		$829,707
Undistributed/accumulated net investment income (loss)	17	(4)	(49)		(36)
Undistributed/accumulated net realized loss	(408,673)	(90,618)	-		(499,291)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	28,958	2,812	-		31,770

NET ASSETS	$313,128	$49,071	($49)		$362,150

Shares outstanding, $.001 par value (unlimited shares authorized)	16,213	10,796	(8,258	)(b)	18,751

Net Asset Value Per Share	$19.31	$4.55	$-		$19.31

Investments and repurchase agreements, at cost	$324,532	$48,215	$-		$372,747
Repurchase agreements, at value	3,914	171	-		4,085
Securities on loan, at value	38,946	1,913	-		40,859

(a)	Half of the estimated reorganization expenses to be absorbed by Concentrated Growth portfolio (See Note 11 to Pro Forma Financial Statements).

(b)	Adjustment reflects new shares issued, net of retired shares of the Concentrated Growth Portfolio (See Note 9 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND
Pro Forma Statement of Operations
For the Year Ended December 31, 2005 (Unaudited)
(In thousands)

		Concentrated			Pro Forma
	Equity	Growth	Adjustments		Combined

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$2,724	$499	$-		$3,223
Interest, net of any foreign taxes withheld	150	15	-		165
Securities lending	38	3	-		41

Total Investment Income	2,912	517	-		3,429

EXPENSES
Advisory fees	2,097	568	(212)	(b)	2,453
Custodian fees and expenses	33	8	(9)	(b)	32
Portfolio accounting and tax fees	54	16	-		70
Printing expenses	14	5	-		19
Postage and mailing expenses	9	6	-		15
Legal and audit fees	26	11	-		37
Trustees’ fees and expenses	10	2	-		12
Interest expenses and commitment fees	4	7	-		11
Other	7	1	-		8

Total Expenses	2,254	624	(221)		2,657
Recaptured Commissions	(62)	(19)	-		(81)
Advisory Fee Waiver (a)	(3)	-	-		(3)

Net Expenses	2,189	605	(221)		2,573

NET INVESTMENT INCOME (LOSS)	723	(88)	221		856

REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain on Investment Securities	37,622	5,973	-		43,595
Change in Net Unrealized Depreciation on Investment Securities	(20,048)	(5,163)	-		(25,211)

NET GAIN	17,574	810	-		18,384

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,297	$722	$221		$19,240

Foreign taxes withheld on dividends and interest	$3	$2	$-		$5

(a)	Effective May 1, 2005, Pacific Life waived a portion of its advisory fees for all portfolios pursuant to the Advisory Fee Reduction Program (See Note 3 to Pro Forma Financial Statements). The advisory fee waiver in full dollars for the Concentrated Growth Portfolio was $444.

(b)	Adjustments reflect (1) reduction in advisory fees from 1.05% for the Concentrated Growth Portfolio to 0.65% for the Equity Portfolio, and (2) decrease in custodian transaction costs due to the elimination of duplicative expenses achieved by merging the portfolios.

See Notes to Pro Forma Financial Statements

PACIFIC SELECT FUND
EQUITY AND CONCENTRATED GROWTH (Formerly I-Net TollkeeperSM Portfolio) PORTFOLIOS
Pro Forma Schedule of Investments
December 31, 2005 (Unaudited)

Shares				Value
	Concentrated	Pro Forma			Concentrated	Pro Forma
Equity	Growth	Combined	Security	Equity	Growth	Combined
			COMMON STOCKS - 98.93%

			Autos & Transportation - 0.95%

45,700		45,700	United Parcel Service Inc ‘B’	$3,434,355	$-	$3,434,355

			Consumer Discretionary - 24.13%

73,800		73,800	Amazon.com Inc *	3,479,670		3,479,670
129,200		129,200	Avon Products Inc	3,688,660		3,688,660
22,200	19,220	41,420	Carnival Corp (Panama)	1,187,034	1,027,693	2,214,727
5,325		5,325	CCE Spinco Inc *	69,758		69,758
	68,830	68,830	Cendant Corp		1,187,318	1,187,318
42,600	18,344	60,944	Clear Channel Communications Inc	1,339,770	576,919	1,916,689
12,900		12,900	Cooper Industries Ltd ‘A’ (Bermuda)	941,700		941,700
95,000		95,000	Dollar Tree Stores Inc *	2,274,300		2,274,300
59,800		59,800	eBay Inc *	2,586,350		2,586,350
	24,730	24,730	Electronic Arts Inc *		1,293,626	1,293,626
77,200		77,200	Expedia Inc *	1,849,712		1,849,712
29,800	2,810	32,610	Google Inc ‘A’ *	12,362,828	1,165,757	13,528,585
	27,540	27,540	Harrah’s Entertainment Inc		1,963,327	1,963,327
47,100		47,100	IAC/InterActiveCorp * †	1,333,401		1,333,401
112,900		112,900	Las Vegas Sands Corp * †	4,456,163		4,456,163
31,200		31,200	Leggett & Platt Inc †	716,352		716,352
121,900	22,920	144,820	Lowe’s Cos Inc	8,125,854	1,527,847	9,653,701
40,400		40,400	Monster Worldwide Inc *	1,649,128		1,649,128
26,700		26,700	Omnicom Group Inc	2,272,971		2,272,971
7,500		7,500	Starwood Hotels & Resorts Worldwide Inc	478,950		478,950
63,200	13,440	76,640	Target Corp	3,474,104	738,797	4,212,901
	58,740	58,740	The McGraw-Hill Cos Inc		3,032,746	3,032,746
31,700		31,700	The Walt Disney Co	759,849		759,849
267,410	53,480	320,890	Time Warner Inc	4,663,630	932,691	5,596,321
	73,550	73,550	Univision Communications Inc ‘A’ *		2,161,634	2,161,634
21,100		21,100	VeriSign Inc *	462,512		462,512
71,800	59,918	131,718	Viacom Inc ‘B’ *	2,340,680	1,953,327	4,294,007
	10,420	10,420	Westwood One Inc †		169,846	169,846
59,100		59,100	Williams-Sonoma Inc *	2,550,165		2,550,165
168,500		168,500	Yahoo! Inc *	6,601,830		6,601,830

				69,665,371	17,731,528	87,396,899

			Consumer Staples - 5.06%

54,400		54,400	Altria Group Inc	4,064,768		4,064,768
130,300	34,550	164,850	PepsiCo Inc	7,698,124	2,041,214	9,739,338
96,000		96,000	Sysco Corp	2,980,800		2,980,800
17,900		17,900	The Coca-Cola Co	721,549		721,549
	12,380	12,380	Wm. Wrigley Jr. Co †		823,146	823,146

				15,465,241	2,864,360	18,329,601

			Energy - 1.63%

31,900		31,900	Baker Hughes Inc	1,938,882		1,938,882
109,400		109,400	Weatherford International Ltd * (Bermuda)	3,960,280		3,960,280

				5,899,162	-	5,899,162

			Financial Services - 9.33%

	17,130	17,130	American Express Co		881,510	881,510
69,300		69,300	American International Group Inc	4,728,339		4,728,339
18,900		18,900	AmeriCredit Corp * †	484,407		484,407
31,800		31,800	Automatic Data Processing Inc	1,459,302		1,459,302
7,400		7,400	Capital One Financial Corp	639,360		639,360
48,200		48,200	Fannie Mae	2,352,642		2,352,642
	63,410	63,410	First Data Corp		2,727,264	2,727,264
34,500	54,150	88,650	Freddie Mac	2,254,575	3,538,702	5,793,277
42,100		42,100	JPMorgan Chase & Co	1,670,949		1,670,949
	12,680	12,680	Moody’s Corp		778,806	778,806
124,600		124,600	SLM Corp	6,864,214		6,864,214
	105,850	105,850	The Charles Schwab Corp		1,552,820	1,552,820

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on A-6

PACIFIC SELECT FUND
EQUITY AND CONCENTRATED GROWTH (Formerly I-Net TollkeeperSM Portfolio) PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

Shares				Value
	Concentrated	Pro Forma			Concentrated	Pro Forma
Equity	Growth	Combined	Security	Equity	Growth	Combined
57,600		57,600	Washington Mutual Inc	$2,505,600		$2,505,600
21,600		21,600	Wells Fargo & Co	1,357,128		1,357,128

				24,316,516	$9,479,102	33,795,618

			Health Care - 19.87%

23,800		23,800	Allergan Inc	2,569,448		2,569,448
43,600		43,600	AmerisourceBergen Corp	1,805,040		1,805,040
61,000		61,000	Amylin Pharmaceuticals Inc * †	2,435,120		2,435,120
156,900		156,900	AstraZeneca PLC ADR (United Kingdom)	7,625,340		7,625,340
45,400		45,400	Baxter International Inc	1,709,310		1,709,310
	29,720	29,720	Caremark Rx Inc *		1,539,199	1,539,199
58,700		58,700	DaVita Inc *	2,972,568		2,972,568
11,100		11,100	Eli Lilly & Co	628,149		628,149
210,900		210,900	Forest Laboratories Inc *	8,579,412		8,579,412
8,500		8,500	Genentech Inc *	786,250		786,250
196,900		196,900	ImClone Systems Inc * †	6,741,856		6,741,856
69,900		69,900	IVAX Corp * †	2,189,967		2,189,967
26,000		26,000	Lincare Holdings Inc *	1,089,660		1,089,660
50,500		50,500	McKesson Corp	2,605,295		2,605,295
58,400	19,720	78,120	Medco Health Solutions Inc *	3,258,720	1,100,376	4,359,096
52,500	20,900	73,400	Medtronic Inc	3,022,425	1,203,213	4,225,638
356,500		356,500	Millennium Pharmaceuticals Inc * †	3,458,050		3,458,050
25,600		25,600	Omnicare Inc	1,464,832		1,464,832
29,500		29,500	Protein Design Labs Inc * †	838,390		838,390
73,700		73,700	Sepracor Inc * †	3,802,920		3,802,920
	26,410	26,410	Stryker Corp †		1,173,396	1,173,396
148,900		148,900	Teva Pharmaceutical Industries Ltd ADR † (Israel)	6,404,189		6,404,189
24,600		24,600	WellPoint Inc *	1,962,834		1,962,834
	14,570	14,570	Zimmer Holdings Inc *		982,601	982,601

				65,949,775	5,998,785	71,948,560

			Integrated Oils - 2.52%

54,600	26,800	81,400	Schlumberger Ltd (Netherlands)	5,304,390	2,603,620	7,908,010
	19,380	19,380	Suncor Energy Inc (Canada)		1,223,459	1,223,459

				5,304,390	3,827,079	9,131,469

			Materials & Processing - 1.87%

54,400		54,400	American Standard Cos Inc †	2,173,280		2,173,280
59,600		59,600	Fluor Corp	4,604,696		4,604,696

				6,777,976	-	6,777,976

			Multi-Industry - 1.94%

200,600		200,600	General Electric Co	7,031,030	-	7,031,030

			Producer Durables - 7.09%

28,986		28,986	Agilent Technologies Inc *	964,944		964,944
44,400	39,190	83,590	American Tower Corp ‘A’ *	1,203,240	1,062,049	2,265,289
243,880		243,880	Applied Materials Inc	4,375,207		4,375,207
	31,150	31,150	Crown Castle International Corp * †		838,246	838,246
21,800		21,800	Cymer Inc * †	774,118		774,118
86,500		86,500	Danaher Corp †	4,824,970		4,824,970
56,300		56,300	Illinois Tool Works Inc	4,953,837		4,953,837
81,200		81,200	KLA-Tencor Corp	4,005,596		4,005,596
38,400		38,400	Teradyne Inc *	559,488		559,488
37,900		37,900	United Technologies Corp	2,118,989		2,118,989

				23,780,389	1,900,295	25,680,684

			Technology - 22.41%

85,100		85,100	Accenture Ltd ‘A’ (Bermuda)	2,456,837		2,456,837
54,200		54,200	Adobe Systems Inc	2,003,232		2,003,232
81,100		81,100	Affiliated Computer Services Inc ‘A’ *	4,799,498		4,799,498
411,500		411,500	Altera Corp *	7,625,095		7,625,095
155,300		155,300	Applied Micro Circuits Corp * †	399,121		399,121
121,700		121,700	Brocade Communications Systems Inc *	495,319		495,319

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on A-6

PACIFIC SELECT FUND
EQUITY AND CONCENTRATED GROWTH (Formerly I-Net TollkeeperSM Portfolio) PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

Shares				Value
	Concentrated	Pro Forma			Concentrated	Pro Forma
Equity	Growth	Combined	Security	Equity	Growth	Combined
511,130	70,980	582,110	Cisco Systems Inc *	$8,750,546	$1,215,178	$9,965,724
88,600		88,600	Corning Inc *	1,741,876		1,741,876
21,100	34,560	55,660	Dell Inc *	632,789	1,036,454	1,669,243
248,900		248,900	Flextronics International Ltd * † (Singapore)	2,598,516		2,598,516
74,700		74,700	Freescale Semiconductor Inc ‘A’ * †	1,881,693		1,881,693
77,600		77,600	Intel Corp	1,936,896		1,936,896
128,100		128,100	International Rectifier Corp * †	4,086,390		4,086,390
83,600		83,600	Jabil Circuit Inc *	3,100,724		3,100,724
320,000		320,000	JDS Uniphase Corp *	755,200		755,200
76,800		76,800	Juniper Networks Inc *	1,712,640		1,712,640
57,600	26,280	83,880	Linear Technology Corp	2,077,632	947,920	3,025,552
32,900		32,900	Maxim Integrated Products Inc	1,192,296		1,192,296
199,100	85,020	284,120	Microsoft Corp	5,206,465	2,223,273	7,429,738
31,100		31,100	NAVTEQ Corp * †	1,364,357		1,364,357
107,200		107,200	PMC-Sierra Inc * †	826,512		826,512
88,000	38,660	126,660	QUALCOMM Inc	3,791,040	1,665,473	5,456,513
101,300		101,300	SanDisk Corp *	6,363,666		6,363,666
74,200		74,200	SAP AG ADR (Germany)	3,344,194		3,344,194
63,000		63,000	Silicon Laboratories Inc * †	2,309,580		2,309,580
103,100		103,100	Xilinx Inc	2,599,151		2,599,151

				74,051,265	7,088,298	81,139,563

			Utilities - 2.13%

41,600		41,600	Cablevision Systems Corp ‘A’ *	976,352		976,352
7,300		7,300	Kinder Morgan Inc	671,235		671,235
202,800		202,800	Sprint Nextel Corp	4,737,408		4,737,408
84,500		84,500	The AES Corp *	1,337,635		1,337,635

				7,722,630	-	7,722,630

			Total Common Stocks	309,398,100	48,889,447	358,287,547

Principal Amount

			SHORT-TERM INVESTMENTS - 1.13%

			Repurchase Agreements - 1.13%

$3,914,000		$3,914,000	State Street Bank and Trust Co 3.400% due 01/03/06 (Dated 12/30/05, repurchase price of $3,915,479; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $3,992,489)	3,914,000		3,914,000

	$171,000	171,000	State Street Bank and Trust Co 3.400% due 01/03/06 (Dated 12/30/05, repurchase price of $171,065; collateralized by U.S. Treasury Notes: 2.250% due 04/30/06 and market value $174,563)		171,000	171,000

				3,914,000	171,000	4,085,000

			Total Short-Term Investments	3,914,000	171,000	4,085,000

			TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.06%	313,312,100	49,060,447	362,372,547

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on A-6

PACIFIC SELECT FUND
EQUITY AND CONCENTRATED GROWTH (Formerly I-Net TollkeeperSM Portfolio) PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
December 31, 2005 (Unaudited)

Shares				Value
	Concentrated	Pro Forma			Concentrated	Pro Forma
Equity	Growth	Combined	Security	Equity	Growth	Combined
			SECURITIES LENDING COLLATERAL - 11.64%

40,175,971	1,968,426	42,144,397	State Street Navigator Securities Lending Prime Portfolio 4.224% Δ	$40,175,971	$1,968,426	$42,144,397

			TOTAL INVESTMENTS - 111.70%	353,488,071	51,028,873	404,516,944

			OTHER ASSETS & LIABILITIES, NET - (11.69%)	(40,360,369)	(1,957,629)	(42,317,998)

			NET ASSETS BEFORE ADJUSTMENT - 100.01%	$313,127,702	$49,071,244	362,198,946

			NET ADJUSTMENT - (0.01%) (a)			(49,000)

			NET ASSETS AFTER ADJUSTMENT - 100.00%			$362,149,946

			TOTAL INVESTMENTS - COST	$324,531,765	$48,215,227	$372,746,992

Notes to Pro Forma Schedule of Investments

(a) See explanation of net adjustment in Notes (a) and (b) on A-1.
					Concentrated	Pro Forma
				Equity	Growth	Combined

(b) As of December 31, 2005, the portfolios were diversified as a percentage of net assets as follows:

			Consumer Discretionary	22.25%	36.13%	24.13%
			Technology	23.65%	14.45%	22.41%
			Health Care	21.06%	12.22%	19.87%
			Short-Term Investments & Securities Lending Collateral	14.08%	4.36%	12.77%
			Financial Services	7.77%	19.32%	9.33%
			Producer Durables	7.59%	3.87%	7.09%
			Consumer Staples	4.94%	5.84%	5.06%
			Integrated Oils	1.69%	7.80%	2.52%
			Utilities	2.47%		2.13%
			Multi-Industry	2.25%		1.94%
			Materials & Processing	2.16%		1.87%
			Energy	1.88%		1.63%
			Autos & Transportation	1.10%		0.95%

				112.89%	103.99%	111.70%
			Other Assets & Liabilities (Net), and Net Adjustment	(12.89%)	(3.99%)	(11.70%)

				100.00%	100.00%	100.00%

(c) Explanation of Symbols for Pro Forma Schedule of Investments:

*	Non-income producing securities.
†	Securities (or a portion of securities) on loan as of December 31, 2005.
Δ	Rate shown reflects 7-day yield as of December 31, 2005.

(d) Explanation of Term for Pro Forma Schedule of Investments:

ADR	American Depositary Receipt

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on A-6

PACIFIC SELECT FUND
Pro Forma Statement of Assets and Liabilities
June 30, 2006 (Unaudited)
(In thousands, except per share amounts)

		Concentrated			Pro Forma
	Equity	Growth	Adjustments		Combined

ASSETS
Investments and repurchase agreements, at value	$297,911	$45,381	$-		$343,292
Cash	1	1	-		2
Receivables:
Dividends and interest	104	8	-		112
Fund shares sold	25	1	-		26
Securities sold	90	-	-		90
Other	5	-	-		5

Total Assets	298,136	45,391	-		343,527

LIABILITIES
Payable upon return of securities loaned	22,160	3,635	-		25,795
Payables:
Fund shares redeemed	40	4	-		44
Securities purchased	966	213	-		1,179
Accrued advisory fees	145	36	-		181
Accrued custodian and portfolio accounting fees	15	5	-		20
Accrued deferred trustee compensation and retirement benefits	21	3	-		24
Accrued reorganization expenses	-	-	49	(a)	49
Accrued other	15	4	-		19

Total Liabilities	23,362	3,900	49		27,311

NET ASSETS	$274,774	$41,491	($49)		$316,216

NET ASSETS CONSIST OF:
Paid-in capital	$647,704	$129,441	$-		$777,145
Undistributed/accumulated net investment income (loss)	635	(60)	(49)		526
Undistributed/accumulated net realized loss	(394,874)	(89,005)	-		(483,879)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies	21,309	1,115	-		22,424

NET ASSETS	$274,774	$41,491	($49)		$316,216

Shares outstanding, $.001 par value (unlimited shares authorized)	13,959	9,217	(7,111	)(b)	16,065

Net Asset Value Per Share	$19.68	$4.50	$-		$19.68

Investments and repurchase agreements, at cost	$276,602	$44,266	$-		$320,868
Repurchase agreements, at value	2,902	1,399	-		4,301
Securities on loan, at value	21,809	3,544	-		25,353

(a)	Half of the estimated reorganization expenses to be absorbed by Concentrated Growth portfolio (See Note 11 to Pro Forma Financial Statements).

(b)	Adjustment reflects new shares issued, net of retired shares of the Concentrated Growth Portfolio (See Note 9 to Pro Forma Financial Statements).

See Notes to Pro Forma Financial Statements

B-1

PACIFIC SELECT FUND
Pro Forma Statement of Operations
For the Period Ended June 30, 2006 (Unaudited)
(In thousands)

		Concentrated			Pro Forma
	Equity	Growth	Adjustments		Combined

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,579	$197	$-		$1,776
Interest, net of foreign tax withheld	53	7	-		60
Securities lending	15	1	-		16

Total Investment Income	1,647	205	-		1,852

EXPENSES
Advisory fees	963	242	(92)	(b)	1,113
Custodian fees and expenses	3	4	(4)	(b)	3
Portfolio accounting and tax fees	24	8	-		32
Printing expenses	5	1	-		6
Postage and mailing expenses	3	1	-		4
Legal and audit fees	11	3	-		14
Trustees’ fees and expenses	3	-	-		3
Interest expenses and commitment fees	2	2	-		4
Other	3	1	-		4

Total Expenses	1,017	262	(96)		1,183
Recaptured Commissions	(30)	-	-		(30)
Advisory Fee Waiver (a)	(2)	-	-		(2)

Net Expenses	985	262	(96)		1,151

NET INVESTMENT INCOME (LOSS)	662	(57)	96		701

REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain on Investment Securities	13,800	1,613	-		15,413
Change in Net Unrealized Depreciation on Investment Securities	(7,648)	(1,698)	-		(9,346)

NET GAIN (LOSS)	6,152	(85)	-		6,067

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,814	($142)	$96		$6,768

Foreign taxes withheld on dividends	$8	$-	$-		$8

(a)	Effective May 1, 2005, Pacific Life waived a portion of its advisory fees for all portfolios pursuant to the Advisory Fee Reduction Program (See Note 3 to Pro Forma Financial Statements). The advisory fee waiver in full dollars for the Concentrated Growth Portfolio was $288.

(b)	Adjustments reflect (1) reduction in advisory fees from 1.05% for the Concentrated Growth Portfolio to 0.65% for the Equity Portfolio, and (2) decrease in custodian transaction costs due to the elimination of duplicative expenses achieved by merging the portfolios.

See Notes to Pro Forma Financial Statements

B-2

PACIFIC SELECT FUND
EQUITY AND CONCENTRATED GROWTH PORTFOLIOS
Pro Forma Schedule of Investments
June 30, 2006 (Unaudited)

Shares				Value
	Concentrated	Pro Forma			Concentrated	Pro Forma
Equity	Growth	Combined	Security	Equity	Growth	Combined
			COMMON STOCKS - 99.05%

			Autos & Transportation - 1.19%

45,700		45,700	United Parcel Service Inc ‘B’	$3,762,481	$-	$3,762,481

			Consumer Discretionary - 24.29%

47,200		47,200	Amazon.com Inc * †	1,825,696		1,825,696
30,700		30,700	Avon Products Inc	951,700		951,700
13,600		13,600	Carnival Corp (Panama)	567,664		567,664
	57,150	57,150	Cendant Corp		930,974	930,974
64,800		64,800	Dollar Tree Stores Inc *	1,717,200		1,717,200
82,200		82,200	eBay Inc *	2,407,638		2,407,638
	24,030	24,030	Electronic Arts Inc *		1,034,251	1,034,251
52,300		52,300	Getty Images Inc * †	3,321,573		3,321,573
35,900	2,940	38,840	Google Inc ‘A’ *	15,053,947	1,232,830	16,286,777
	20,930	20,930	Harrah’s Entertainment Inc		1,489,798	1,489,798
47,100		47,100	IAC/InterActiveCorp * †	1,247,679		1,247,679
121,900		121,900	Las Vegas Sands Corp *	9,491,134		9,491,134
31,200		31,200	Leggett & Platt Inc	779,376		779,376
99,000	13,700	112,700	Lowe’s Cos Inc	6,006,330	831,179	6,837,509
11,900		11,900	Monster Worldwide Inc *	507,654		507,654
16,400		16,400	Omnicom Group Inc	1,461,076		1,461,076
9,900		9,900	Starwood Hotels & Resorts Worldwide Inc	597,366		597,366
66,600	20,290	86,890	Target Corp	3,254,742	991,572	4,246,314
22,300		22,300	The Home Depot Inc	798,117		798,117
	47,810	47,810	The McGraw-Hill Cos Inc		2,401,496	2,401,496
68,600		68,600	The Walt Disney Co	2,058,000		2,058,000
166,010	23,720	189,730	Time Warner Inc	2,871,973	410,356	3,282,329
	17,920	17,920	Univision Communications Inc ‘A’ *		600,320	600,320
36,200	25,649	61,849	Viacom Inc ‘B’ *	1,297,408	919,260	2,216,668
49,200		49,200	Williams-Sonoma Inc	1,675,260		1,675,260
44,700	51,760	96,460	XM Satellite Radio Holdings Inc ‘A’ *	654,855	758,284	1,413,139
168,500	34,050	202,550	Yahoo! Inc *	5,560,500	1,123,650	6,684,150

				64,106,888	12,723,970	76,830,858

			Consumer Staples - 4.27%

126,000	28,800	154,800	PepsiCo Inc	7,565,040	1,729,152	9,294,192
96,000		96,000	Sysco Corp	2,933,760		2,933,760
17,900		17,900	The Coca-Cola Co	770,058		770,058
	11,200	11,200	Wm. Wrigley Jr. Co		508,032	508,032

				11,268,858	2,237,184	13,506,042

			Energy - 3.15%

31,900	17,900	49,800	Baker Hughes Inc	2,611,015	1,465,115	4,076,130
18,900		18,900	Plains Exploration & Production Co *	766,206		766,206
103,100		103,100	Weatherford International Ltd * (Bermuda)	5,115,822		5,115,822

				8,493,043	1,465,115	9,958,158

			Financial Services - 8.33%

	16,370	16,370	American Express Co		871,212	871,212
62,300		62,300	American International Group Inc	3,678,815		3,678,815
17,600		17,600	Automatic Data Processing Inc	798,160		798,160
8,700		8,700	Capital One Financial Corp	743,415		743,415
48,200		48,200	Fannie Mae	2,318,420		2,318,420
	51,860	51,860	First Data Corp		2,335,774	2,335,774
24,000	45,590	69,590	Freddie Mac	1,368,240	2,599,086	3,967,326
17,100		17,100	JPMorgan Chase & Co	718,200		718,200
18,300		18,300	Paychex Inc	713,334		713,334
113,800		113,800	SLM Corp	6,022,296		6,022,296
	68,300	68,300	The Charles Schwab Corp		1,091,434	1,091,434
19,400		19,400	Wachovia Corp	1,049,152		1,049,152
21,900		21,900	Washington Mutual Inc †	998,202		998,202
15,200		15,200	Wells Fargo & Co	1,019,616		1,019,616

				19,427,850	6,897,506	26,325,356

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on B-6

B-3

PACIFIC SELECT FUND
EQUITY AND CONCENTRATED GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

Shares				Value
	Concentrated	Pro Forma			Concentrated	Pro Forma
Equity	Growth	Combined	Security	Equity	Growth	Combined
			Health Care - 18.66%

21,600		21,600	Allergan Inc	$2,316,816		$2,316,816
	12,280	12,280	Amgen Inc *		$801,025	801,025
17,100		17,100	Amylin Pharmaceuticals Inc * †	844,227		844,227
124,500		124,500	AstraZeneca PLC ADR (United Kingdom)	7,447,590		7,447,590
69,200		69,200	Baxter International Inc	2,543,792		2,543,792
	24,660	24,660	Caremark Rx Inc		1,229,794	1,229,794
28,200		28,200	DaVita Inc *	1,401,540		1,401,540
45,800		45,800	Endo Pharmaceuticals Holdings Inc *	1,510,484		1,510,484
203,600		203,600	Forest Laboratories Inc *	7,877,284		7,877,284
169,100		169,100	ImClone Systems Inc * †	6,534,024		6,534,024
26,000		26,000	Lincare Holdings Inc *	983,840		983,840
11,800		11,800	McKesson Corp	557,904		557,904
39,900		39,900	Medco Health Solutions Inc *	2,285,472		2,285,472
	28,560	28,560	MedImmune Inc * †		773,976	773,976
63,100	14,440	77,540	Medtronic Inc	2,960,652	677,525	3,638,177
356,500		356,500	Millennium Pharmaceuticals Inc * †	3,554,305		3,554,305
29,500		29,500	PDL BioPharma Inc * †	543,095		543,095
75,200		75,200	Sepracor Inc * †	4,296,928		4,296,928
	18,550	18,550	St. Jude Medical Inc *		601,391	601,391
	21,430	21,430	Stryker Corp		902,417	902,417
149,036		149,036	Teva Pharmaceutical Industries Ltd ADR (Israel)	4,708,047		4,708,047
37,700		37,700	UnitedHealth Group Inc	1,688,206		1,688,206
27,000		27,000	WellPoint Inc *	1,964,790		1,964,790

				54,018,996	4,986,128	59,005,124

			Integrated Oils - 3.11%

96,800	28,890	125,690	Schlumberger Ltd (Netherlands)	6,302,648	1,881,028	8,183,676
	20,270	20,270	Suncor Energy Inc (Canada)		1,642,073	1,642,073

				6,302,648	3,523,101	9,825,749

			Materials & Processing - 2.28%

54,400		54,400	American Standard Cos Inc	2,353,888		2,353,888
52,100		52,100	Fluor Corp	4,841,653		4,841,653

				7,195,541	-	7,195,541

			Multi-Industry - 1.72%

164,700		164,700	General Electric Co	5,428,512	-	5,428,512

			Producer Durables - 7.37%

17,286		17,286	Agilent Technologies Inc *	545,546		545,546
	42,570	42,570	American Tower Corp ‘A’ * †		1,324,779	1,324,779
191,380		191,380	Applied Materials Inc	3,115,667		3,115,667
7,000		7,000	Cooper Industries Ltd ‘A’ (Bermuda)	650,440		650,440
	26,160	26,160	Crown Castle International Corp * †		903,566	903,566
74,700		74,700	Danaher Corp †	4,804,704		4,804,704
94,200		94,200	Illinois Tool Works Inc	4,474,500		4,474,500
75,100		75,100	KLA-Tencor Corp	3,121,907		3,121,907
38,400		38,400	Teradyne Inc *	534,912		534,912
22,400		22,400	Thermo Electron Corp *	811,776		811,776
37,900	9,920	47,820	United Technologies Corp	2,403,618	629,126	3,032,744

				20,463,070	2,857,471	23,320,541

			Technology - 22.64%

28,500		28,500	Accenture Ltd ‘A’ (Bermuda)	807,120		807,120
60,700		60,700	Affiliated Computer Services Inc ‘A’ *	3,132,727		3,132,727
392,000		392,000	Altera Corp *	6,879,600		6,879,600
216,300		216,300	ATI Technologies Inc * † (Canada)	3,157,980		3,157,980
511,130	40,340	551,470	Cisco Systems Inc *	9,982,369	787,840	10,770,209
64,600		64,600	Corning Inc *	1,562,674		1,562,674
58,200		58,200	Dell Inc *	1,420,662		1,420,662
	32,160	32,160	EMC Corp *		352,795	352,795
265,700		265,700	Flextronics International Ltd * (Singapore)	2,821,734		2,821,734

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on B-6

B-4

PACIFIC SELECT FUND
EQUITY AND CONCENTRATED GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

Shares				Value
	Concentrated	Pro Forma			Concentrated	Pro Forma
Equity	Growth	Combined	Security	Equity	Growth	Combined
74,700		74,700	Freescale Semiconductor Inc ‘A’ *	$2,166,300		$2,166,300
271,300		271,300	Intel Corp	5,141,135		5,141,135
60,100		60,100	International Rectifier Corp *	2,348,708		2,348,708
23,500		23,500	Jabil Circuit Inc	601,600		601,600
54,800		54,800	Juniper Networks Inc *	876,252		876,252
68,400	28,160	96,560	Linear Technology Corp	2,290,716	$943,078	3,233,794
23,200		23,200	Maxim Integrated Products Inc	744,952		744,952
255,200	54,190	309,390	Microsoft Corp	5,946,160	1,262,627	7,208,787
31,100		31,100	NAVTEQ Corp *	1,389,548		1,389,548
48,900		48,900	PMC-Sierra Inc * †	459,660		459,660
46,600	31,200	77,800	QUALCOMM Inc	1,867,262	1,250,184	3,117,446
	15,190	15,190	Research In Motion Ltd * (Canada)		1,059,806	1,059,806
94,500		94,500	SanDisk Corp *	4,817,610		4,817,610
53,000		53,000	SAP AG ADR (Germany)	2,783,560		2,783,560
17,200		17,200	Silicon Laboratories Inc *	604,580		604,580
321,500		321,500	Sun Microsystems Inc *	1,334,225		1,334,225
123,200		123,200	Xilinx Inc	2,790,480		2,790,480

				65,927,614	5,656,330	71,583,944

			Utilities - 2.04%

104,900		104,900	Cablevision Systems Corp ‘A’	2,250,105		2,250,105
153,600		153,600	Sprint Nextel Corp	3,070,464		3,070,464
61,400		61,400	The AES Corp *	1,132,830		1,132,830

				6,453,399	-	6,453,399

			Total Common Stocks	272,848,900	40,346,805	313,195,705

Principal Amount

			SHORT-TERM INVESTMENTS - 1.36%

			Repurchase Agreements - 1.36%

$2,902,000		$2,902,000	State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $2,903,052; collateralized by U.S. Treasury Notes: 3.875% due 07/31/07 and market value $2,963,590)	2,902,000		2,902,000

	$1,399,000	1,399,000	State Street Bank and Trust Co 4.350% due 07/03/06 (Dated 06/30/06, repurchase price of $1,399,507; collateralized by U.S. Treasury Notes: 4.000% due 08/31/07 and market value $1,428,407)		1,399,000	1,399,000

				2,902,000	1,399,000	4,301,000

			Total Short-Term Investments	2,902,000	1,399,000	4,301,000

			TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.41%	275,750,900	41,745,805	317,496,705

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on B-6

B-5

PACIFIC SELECT FUND
EQUITY AND CONCENTRATED GROWTH PORTFOLIOS
Pro Forma Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

Shares				Value
	Concentrated	Pro Forma			Concentrated	Pro Forma
Equity	Growth	Combined	Security	Equity	Growth	Combined
			SECURITIES LENDING COLLATERAL - 8.16%

22,159,814	3,635,353	25,795,167	State Street Navigator Securities Lending Prime Portfolio 5.065% Δ	$22,159,814	$3,635,353	$25,795,167

			TOTAL INVESTMENTS - 108.57%	297,910,714	45,381,158	343,291,872

			OTHER ASSETS & LIABILITIES, NET - (8.55%)	(23,136,697)	(3,890,216)	(27,026,913)

			NET ASSETS BEFORE ADJUSTMENT - 100.02%	$274,774,017	$41,490,942	316,264,959

			NET ADJUSTMENT - (0.02%) (a)			(49,000)

			NET ASSETS AFTER ADJUSTMENT - 100.00%			$316,215,959

			TOTAL INVESTMENTS - COST	$276,601,975	$44,266,150	$320,868,125

Notes to Pro Forma Schedule of Investments

(a) See explanation of net adjustment in Notes (a) and (b) on B-1.
					Concentrated	Pro Forma
				Equity	Growth	Combined

(b) As of June 30, 2006, the portfolios were diversified as a percentage of net assets as follows:

			Consumer Discretionary	23.33%	30.67%	24.29%
			Technology	23.99%	13.63%	22.64%
			Health Care	19.66%	12.02%	18.66%
			Short-Term Investments & Securities Lending Collateral	9.12%	12.13%	9.52%
			Financial Services	7.07%	16.63%	8.33%
			Producer Durables	7.45%	6.89%	7.37%
			Consumer Staples	4.10%	5.39%	4.27%
			Energy	3.09%	3.53%	3.15%
			Integrated Oils	2.29%	8.49%	3.11%
			Materials & Processing	2.62%		2.28%
			Utilities	2.35%		2.04%
			Multi-Industry	1.98%		1.72%
			Autos & Transportation	1.37%		1.19%

				108.42%	109.38%	108.57%
			Other Assets & Liabilities (Net), and Net Adjustment	(8.42%)	(9.38%)	(8.57%)

				100.00%	100.00%	100.00%

(c) Explanation of Symbols for Pro Forma Schedule of Investments:

*	Non-income producing securities.
†	Securities (or a portion of securities) on loan as of June 30, 2006.
Δ	Rate shown reflects 7-day yield as of June 30, 2006.

(d) Explanation of Term for Pro Forma Schedule of Investments:

ADR	American Depositary Receipt

See Notes to Pro Forma Financial Statements	See explanation of symbols and terms, if any, on B-6

B-6

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited)

1.  BASIS OF COMBINATION

     On November 29, 2006, the Board of Trustees of Pacific Select Fund (the “Board”) approved a Plan of Reorganization whereby, subject to approval by the shareholders of the Concentrated Growth Portfolio (the “Acquired Portfolio”), the Equity Portfolio (the “Surviving Portfolio”) will acquire all the assets of the Acquired Portfolio subject to the liabilities of such Acquired Portfolio, in exchange for a number of shares having an aggregate value equal to the aggregate value of the shares of the Acquired Portfolio (the “Reorganization”).

     The Reorganization will be accounted for as a tax-free merger of investment companies. The pro forma financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred as of December 31, 2005 and June 30, 2006. The unaudited pro forma Statement of Assets and Liabilities and Schedules of Investments reflect the financial position of the Surviving Portfolio and the Acquired Portfolio (each a “Portfolio” and collectively, the “Portfolios”) as of December 31, 2005 and June 30, 2006. The unaudited pro forma Statements of Operations reflect the results of operations of the Portfolios for the year ended December 31, 2005 and for the six-month period ended June 30, 2006. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset values at the dates indicated above for the Portfolios under accounting principles generally accepted in the United States of America (“U.S. GAAP”). The historical cost of investment securities will be carried forward to the Surviving Portfolio, and results of operations of the Surviving Portfolio for pre-combination periods will not be restated.

     The pro forma Statement of Assets and Liabilities, Statements of Operations, and Schedules of Investments should be read in conjunction with the historical financial statements of the Concentrated Growth Portfolio and Equity Portfolio of Pacific Select Fund (the “Fund”) incorporated by reference in the Statements of Additional Information.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with U.S. GAAP for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

     A.  Portfolio Valuation

     Each Portfolio’s net asset value (“NAV”) per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open. For purposes of calculating the NAV, the portfolios uses pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier.

     Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign). Securities, including options contracts, traded on over-the-counter markets and listed securities for which no sales are reported, are generally valued at the mean between the most recent bid and asked quotes obtained from a quotation reporting system, from established market makers, or from broker-dealers.

     Fixed income securities are generally valued at the mean between the bid and asked prices obtained from pricing sources (including pricing services and quotation reporting systems), market makers, or broker-dealers. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

     Securities for which market quotations are not readily available or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. Fair values may not be indicative of the price that a Portfolio could obtain for a security if it were to dispose of the security as of the close of the NYSE.

     In determining the fair value of securities, the Fund may consider available information including information that becomes known after the time of the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE.

     If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time a Portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a Portfolio’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.

     The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign securities. These fair values may not be indicative of the price that a Portfolio could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.

     B.  Securities Transactions and Investment Income

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as a Portfolio is informed of the ex-dividend date or upon receipt of the dividend. Interest Income is recorded on an accrual basis. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and reclaims as applicable, based upon the Fund’s current interpretation of the tax rules and regulation that exist in the markets in which the Fund invests. Realized gains and losses from securities transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes.

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

     C.  Distributions to Shareholders

     The Portfolios currently declare and pay dividends on net investment income and all realized capital gains at least annually. All dividends are reinvested in additional shares of the applicable Portfolio.

     Dividends on net investment income and capital gain distributions are determine in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for future and options, foreign currency transactions, passive foreign investment companies, post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax difference relating to shareholder distributions will result in reclassifications of paid-in-capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     D.  Foreign Currency Translation

     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

     The Fund does not separately report on the pro forma Statements of Operations the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included in net realized and change in unrealized appreciation or depreciation from investments.

     Net realized foreign exchange gains and losses arise from sales of a Portfolio’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation and depreciation arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

     E.  Expense Allocation

     General expenses of the Fund (including custodial asset-based fees, Portfolio accounting and tax fees, legal and audit fees, printing and mailing expenses, and fees and expenses of the Independent Trustees) are allocated to each Portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory fees, custodial transaction-based fees, legal fees, interest expenses, registration fees, certain taxes, other professional fees, and reorganization costs) are charged directly to that Portfolio.

     F.  Equalization

     The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Portfolios’ shares, equivalent on a per share basis to the amount of net distributable investment income on the date of the transaction, is credited or charged to undistributed income. As a result, net undistributed investment income per share is unaffected by sales or redemptions of Fund shares.

     G.  Repurchase Agreements

     The Portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Services, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“S&P”) or, if not rated by Moody’s or S&P, are of equivalent investment quality as determined by Pacific Life or a Portfolio Manager. Such collateral is in the possession of the Portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

     H.  General Investment Risks

     The price of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

     Fixed income securities are affected primarily by the financial condition of the companies that have issue them, and by changes in interest rates.

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

3.  INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, Pacific Life serves as Investment Adviser to the Fund, and receives from the Portfolios the following advisory fee rates based on an annual percentage of the average daily net assets of each Portfolio and the fees are accrued daily by the Portfolios:

Equity	0.65%	|	Concentrated Growth	1.05%

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

     The Board approved an Advisory Fee Reduction Program (the “Program”) that may reduce the advisory fees paid to Pacific Life under the Investment Advisory Agreement. Under this Program, Pacific Life will waive a portion of its advisory fees if the Portfolio’s weighted average annual total return, without reflecting fees and expenses, for the most recently completed 10 calendar-year period ending December 31st (the “Advisory Fee Reduction Performance”) exceeds an annual rate of 8.00%. The amount, if any, by which the advisory fees will be reduced, will depend upon the amount by which the Advisory Fee Reduction Performance exceeds an annual rate of 8.00% and is determined at the beginning of each calendar year. A waiver of the advisory fee would apply for the period beginning May 1st of the year following the 10-calendar year period through April 30th of the following year. This process will be repeated annually until the Program expiration on April 30, 2007. There is no guarantee that Pacific Life will continue the Program after that date. Pursuant to this Program, Pacific Life has agreed to waive 0.00125% of its advisory fee for the period from May 1, 2005 through April 30, 2007 for the Portfolios.

     Pursuant to Portfolio Management Agreements, the Fund and Pacific Life engage Portfolio managers under Pacific Life’s supervision for these two Portfolios, Capital Guardian for the Equity Portfolio and Goldman Sachs for the Concentrated Growth Portfolio. Pacific Life, as Investment Adviser to the Portfolios, pays the related management fees as compensation for advisory services provided to the Portfolios.

     Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life provides support services to the Portfolios that are outside the scope of Pacific Life’s responsibilities under the Advisory Contract. Under the Agreement, the Portfolios compensates Pacific Life for its expenses in providing support services to the Portfolios in connection with various matters, including the expense of registering and qualifying the Portfolios on state and Federal levels, providing legal, compliance, accounting, tax and chief compliance officer service, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Portfolios reimburses Pacific Life for these support services on an approximate cost basis.

     Pursuant to an Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for the Portfolios, without remuneration from the Portfolios.

     Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as distributor of the Portfolios shares without direct remuneration from the Portfolios.

4.  TRUSTEE DEFERRED COMPENSATION AND RETIREMENT PLANS

     Each Independent Trustee is eligible to participate in the Deferred Compensation Plan (the “Plan”). The Plan allows each Independent Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Portfolios that are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Pacific Funds. Pacific Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. Pacific Life is the Investment Adviser to Pacific Funds. A Trustee who defers compensation has the option to select credit rate options that track the performance of the Class A shares of the corresponding series of the Pacific Funds without a sales load. Accordingly, the market value appreciation/depreciation of the Trustee’s deferred compensation accounts will cause the expenses of the Portfolios to increase or decrease due to market fluctuation. Effective January 1, 2005, the Plan was frozen to permit no further deferrals. A new Plan was adopted to comply with section 409A of the Internal Revenue Code. The new Plan is substantially similar to the old Plan, but provides that a trustee may receive deferred amounts in the event of a disability or unforeseeable emergency. Also, the new Plan provides that a trustee may only elect to further defer amounts in a deferral account if (i) such election is made more than 12 months prior to the date such account would otherwise be paid; and (ii) the revised date of payment selected is no earlier than five years after the date such account would otherwise have been paid. In addition, the Portfolio maintains a retirement plan for three former in independent Trustees. Total deferred trustee compensation liability and the present value projected retirement benefit obligations as of December 31, 2005 and June 30, 2006 are presented in the accompanying pro forma Statement of Assets and Liabilities.

5.  EXPENSE REDUCTIONS

     To help limit fund expenses, Pacific Life has contractually agreed to reduce its investment advisory fees or otherwise reimburse each Portfolio, for its operating expenses (including organizational expenses, but not including advisory fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Portfolio’s business; and expenses of any counsel or other persons or services retained by the Independent Trustees) that exceed an annual rate of 0.10% of a Portfolio’s average daily net assets for the Portfolios through April 30, 2007. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2007. Any of such reduction or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the expense cap. For the year ended December 31, 2005 and for the six-month period ended June 30, 2006, no reimbursement was required by Pacific Life and no repayment was required by the Portfolios under the expense limitation agreement. All reductions or reimbursement have been fully recouped or expired as of December 31, 2005.

     The Fund may from time to time enter into directed brokerage agreements that can reduce Fund expenses. The Portfolios may benefit because credits, cash or other compensation generated (“recaptured commissions”) through the directed brokerage transactions may be used to offset the Portfolios’ custody expenses or to pay other Portfolio expenses (excluding expenses payable to affiliates). For the year ended December 31, 2005, the amount of recaptured commissions credited to the Equity and Concentrated Growth Portfolios through directed brokerage transactions were $62,405 and $18,576, respectively. For the six-month period ended June 30, 2006, the total amount of recaptured commissions credited to the Equity and Concentrated Growth Portfolios through directed brokerage transactions were $30,402 and $0, respectively. The Fund has also entered into an arrangement with its custodian, whereby credits are realized as a result of uninvested cash balances.

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

     The adviser expense reimbursement, recoupment of adviser’s reimbursement, recaptured commissions, and custodian credits, if any, are presented in the accompanying pro forma Statements of Operations.

6.  SECURITIES LENDING

     The Portfolios may loan securities to certain brokers, dealers and other financial institutions who pay the Portfolios negotiated lenders’ fees. The Portfolios receives cash, letters of credit, or U.S. Government securities in an amount equal to 102% of the market value of loaned U.S. securities, including American Depositary Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), and 105% of the market value of loaned foreign securities, at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. The collateral is marked-to-market daily based on the previous day’s market value of securities loaned. Any collateral shortfalls are adjusted on a daily basis. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral received is invested in State Street Navigator Security Prime Portfolio, a regulated investment company offered by State Street Corporation. The market values of securities loaned by the Portfolios and the collateral held for securities on loan as of December 31, 2005 and June 30, 2006, were as follows:

		Cash
	Market	Collateral	Non-Cash
	Value of	Received for	Collateral Received
	Securities	Loans	for Loans
Portfolio	on loan	Outstanding	Outstanding

As of December 31, 2005
Equity	$38,945,769	$40,175,971	$-
Concentrated Growth	1,912,876	1,968,426	-

Pro Forma Combined	$40,858,645	$42,144,397	$-

As of June 30, 2006
Equity	$21,809,171	$22,159,814	$-
Concentrated Growth	3,544,313	3,635,353	-

Pro Forma Combined	$25,353,484	$25,795,167	$-

     Cash collateral received for security lending transactions is presented in the respective pro forma Schedules of Investments. The related amount payable on return of the securities on loan, where cash collateral is received, is shown on the respective pro forma Statement of Assets and Liabilities. Income generated from securities lending is presented in the respective pro forma Statements of Operations.

7.  COMMITTED LINE OF CREDIT

     The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”). The interest rate on the borrowing is the Bank’s overnight Federal funding rate, plus 0.50% (4.50% as of December 31, 2005 and 5.81% as of June 30, 2006). The Fund agrees to pay to the Bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount up to a maximum of $75,000 annually. The commitment fees and interest incurred by the Fund are presented in the accompanying pro forma Statements of Operations. The commitment fees are allocated to each Portfolio in proportion to its relative average net assets and the interest expenses are charged directly to that Portfolio.

8.  FEDERAL INCOME TAX

     Each Portfolio intends to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Each Portfolio, presented in the following table, declared and paid sufficient dividends on net investment income and capital gains distributions during 2005 to qualify as a regulated investment company and is not required to pay Federal income tax under Regulation M of the Internal Revenue Code (“the Code”). Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Portfolio.

     Net capital loss carryovers and post-October capital losses, if any, as of December 31, 2005 are available to offset future realized capital gains and thereby reduce future capital gain distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers, the post-October capital and foreign currency losses deferred, and the accumulated capital and other losses as of December 31, 2005, and the aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes as of June 30, 2006, were as follows:

PACIFIC SELECT FUND
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

				Post-
				October		Total
		Net Capital	Post-	Foreign		Cost of	Gross	Gross
	Net Capital	Loss	October	Currency	Accumulated	Investments	Appreciation	Depreciation	Net
	Loss	Carryover	Capital Loss	Loss	Capital and	on	on	on	Appreciation
Portfolio	Carryover	Expiring in	Deferral	Deferral	Other Losses	Tax Basis	Investments	Investments	(Depreciation)

Equity	($400,384,826)	2012	($242,956)	$-	($400,627,782)	$284,677,404	$23,733,499	($10,500,189)	$13,233,310
Concentrated Growth	(87,222,703)	2011	(84,776)	-	(,87,307,479)	46,647,991	1,553,213	(2,820,046)	(1,266,833)

Pro Forma Combined	($487,607,529)	2011-2012	$327,732	$-	($487,935,261)	$331,325,395	$25,286,712	($13,320,235)	$11,966,477

     After the Reorganization, the net capital loss carryovers and post-October capital and foreign currency losses, if any, of the Acquired Portfolio will be available to the Surviving Portfolio to offset its future capital gains and ordinary income, although the amount of these losses which may offset its future capital gains and ordinary income in any given year may be limited.

9.  CAPITAL SHARES

     The pro forma net asset value per share assumes additional shares of the Surviving Portfolio were issued in connection with the proposed acquisition of the Acquired Portfolio as of December 31, 2005 and June 30, 2006. The number of shares issued was calculated by dividing the net asset value of the Acquired Portfolio, after all the adjustments made to the pro forma operating expenses as presented in the accompanying pro forma Statements of Operations, by the net asset value per share of the Surviving Portfolio, net of retired shares of the Acquired Portfolio.

10.  PRO FORMA OPERATING EXPENSES

     The accompanying pro forma financial statements reflect changes in Portfolio shares if Reorganization had taken place on December 31, 2005 and June 30, 2006. The Portfolios each have a different advisory fee at an annual rate of 0.65% for the Surviving Portfolio and 1.05% for the Acquired Portfolio of the Portfolio’s average daily net assets and the pro forma Statement of Assets and Liabilities and Statements of Operations reflected the reduction of advisory fees. Based upon the fact that most of the Portfolios’ other expenses (including Portfolio accounting, legal, audit, printing, postage and mailing, and trustees fees and expenses) are allocated among the Portfolios in proportion to their relative average daily net assets, the reduction in total net other operating expenses before reorganization expense assuming the Surviving Portfolio’s operating structure was in effect for the year ended December 31, 2005 and for the six-month period ended June 30, 2006, was considered immaterial to the pro forma combined financials.

11.  REORGANIZATION EXPENSES

     Reorganization costs are estimated at approximately $98,000 and half of these expenses are included in the pro forma Statements of Operations as an adjustment. These costs represent the estimated expenses of both Portfolios carrying out their obligations under the Reorganization and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed Reorganization. Pacific Life will bear half the cost of the Reorganization. The Acquired Portfolio will bear the other half of the expenses relating to the proposed Reorganizations, including but not limited to, the costs of proxy solicitation and any necessary filings with the Securities and Exchange Commissions.

12.  INDEMNIFICATIONS

     Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, effective June 8, 2005, the Fund entered into an agreement with each of the Trustees which provides that the Trust will indemnify and hold harmless each Trustee against any expenses actually and reasonably incurred by any Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Fund, to the fullest extent permitted by the Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/or the Trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

VOTING INSTRUCTION	PACIFIC SELECT FUND	VOTING INSTRUCTION
SPECIAL MEETING OF SHAREHOLDERS — MARCH 15, 2007
The undersigned owner of a variable life insurance policy or variable annuity contract (collectively, “variable contracts”) issued or administered by Pacific Life Insurance Company (“Pacific Life”) and funded by separate accounts of Pacific Life and Pacific Life & Annuity Company (“PL&A”), hereby instructs Pacific Life and PL&A, on behalf of the pertinent separate accounts, to vote the shares of the Portfolios listed below, of the Pacific Select Fund, (the “Fund”) attributable to his or her variable contract at the special meeting of shareholders (the “Meeting”) of the Fund to be held at 9:00 a.m., Pacific Time, on March 15, 2007 at 700 Newport Center Drive, Newport Beach, California, 92660, and at any adjournment thereof, as indicated, with respect to the matters referred to in the proxy statement for the Meeting, and in the discretion of Pacific Life and PL&A upon such other matters as may properly come before the Meeting or any adjournment thereof. THIS VOTING INSTRUCTION IS SOLICITED BY THE BOARD OF TRUSTEES OF THE FUND. The Board of Trustees recommends a vote FOR the proposal.

VOTE VIA THE INTERNET:
VOTE VIA THE TELEPHONE:

999 9999 9999 999

If voting by mail, please date and sign. All designated owners of the variable contract(s) represented by this voting instruction must sign hereon. If signing as an attorney, executor, trustee, guardian or other representative or as an officer of a corporation or partnership, please add title as such. Receipt of the Notice of Meeting and Proxy Statement is hereby acknowledged.

Signature of Contract Owner

Signature of Contract Owner (other) (if held jointly)

__________________________________________________, 2007
Date
VOTING OPTIONS
Read your proxy statement and have it at hand when voting.

VOTE ON THE INTERNET	VOTE BY PHONE	VOTE BY MAIL	VOTE IN PERSON
Log on to: https://XXXXXXXXXXXX.com Follow the on-screen instructions	Call XXXXXXXXXXX Follow the recorded Instructions	Vote, sign and date this Voting Instruction and return in the postage-paid envelope	Attend Shareholder Meeting at 700 Newport Center Drive Newport Beach, CA on MARCH 15, 2007

available 24 hours	available 24 hours

If you vote on the Internet or by telephone, you need not return this voting instruction.
If you vote in person, bring this voting instruction with you.

VOTING INSTRUCTIONS MUST BE RECEIVED BY 8:00 A.M. EASTERN TIME ON MARCH 14, 2007
Voting Instructions completed by mail must be sent to the address shown on the postage paid envelope provided. If votes are not marked, this Voting Instruction will be voted FOR the Proposal. If this voting instruction is not properly executed when voting by mail, or if you do not vote at all, your votes will be cast by Pacific Life or PL&A on behalf of the pertinent separate account in the same proportion as it votes shares held by that separate account for which it has received instructions.
The Board of Trustees recommends a vote FOR the proposal.
PLEASE MARK THE BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ■

To approve a Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the Concentrated Growth Portfolio by the Equity Portfolio.	FOR ☐	AGAINST ☐	ABSTAIN ☐
EVERY SHAREHOLDER’S VOTE IS IMPORTANT. PLEASE CAST YOUR VOTE TODAY.

INTRODUCTION
SUMMARY
The Proposed Reorganization
COMPARISON OF INVESTMENT GOALS, MAIN INVESTMENTS AND PRINCIPAL RISKS
Comparison of Portfolio Characteristics
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios
COMPARISON OF FEES AND EXPENSES
Advisory Fees
Management Fees
Expense Limitation Agreement
Expense Table
COMPARISON OF PORTFOLIO PERFORMANCE
Relative Performance
Average Annual Total Return
INFORMATION ABOUT THE REORGANIZATION
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
GENERAL INFORMATION ABOUT THE PROXY STATEMENT
APPENDIX A
PORTFOLIO MANAGER’S REPORT FOR THE MAIN STREET CORE PORTFOLIO
PLAN OF REORGANIZATION
ADDITIONAL INFORMATION REGARDING THE MAIN STREET CORE PORTFOLIO (“PORTFOLIO”)
APPENDIX D
THE PACIFIC SELECT FUND PORTFOLIOS AND PORTFOLIO MANAGERS
PART C: OTHER INFORMATION
Item 15. Indemnification
Item 16. Exhibits
Item 17. Undertakings
SIGNATURES
EXHIBIT INDEX
PART C: OTHER INFORMATION
Item 15. Indemnification
     Reference is made to Article V of the Registrant’s Declaration of Trust.
     Article V of the Registrant’s Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant’s registration statement provides for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by the Registrant’s Agreement and Declaration of Trust, By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.
Item 16. Exhibits

(1)	(a)(1)	Agreement and Declaration of Trust[2]

	(a)(2)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper[5]

	(a)(3)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Focused 30 and Strategic Value[5]

	(a)(4)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Bond and Income[6]

	(a)(5)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[6]

	(a)(6)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Large-Cap Core[7]

	(a)(7)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Equity Income and Research[7]

	(a)(8)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity, International Value and Inflation Managed[9]

	(a)(9)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Real Estate[9]

	(a)(10)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Main Street Core, Short Duration Bond, Small-Cap Value and Comstock[12]

	(a)(11)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Telecommunications, Global Growth and Research[16]

	(a)(12)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity[17]

	(a)(13)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[19]

	(a)(14)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper[20]

	(a)(15)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Aggressive Growth[19]

	(a)(16)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Large-Cap Growth[21]

	(a)(17)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Aggressive Growth, Financial Services and Equity Income[24]

	(a)(18)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Diversified Bond and International Small-Cap[24]

(2)		By-Laws[21]

(3)		Not Applicable

(4)		Plan of Reorganization is included herein.

(5)		Instruments Defining Rights of Holders of Securities[1]

(6)	(a)	Investment Advisory Agreement with Addendums – Equity Index, Growth LT, Equity and Bond and Income[1]

	(a)(1)	Addendum to Advisory Agreement – Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT[13]

	(a)(2)	Addendum to Advisory Agreement – International Large-Cap and Diversified Research[2]

	(a)(3)	Addendum to Advisory Agreement – I-Net Tollkeeper[3]

	(a)(4)	Addendum to Advisory Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, Blue Chip and International Value[6]

	(a)(5)	Addendum to Advisory Agreement – Equity Income and Research[8]

	(a)(6)	Amendment to Advisory Agreement – I-Net Tollkeeper[9]

	(a)(7)	Amendment to Advisory Agreement – Emerging Markets[13]

	(a)(8)	Addendum to Advisory Agreement – Small-Cap Value and Short Duration Bond[12]

	(a)(9)	Addendum to Advisory Agreement – Emerging Markets and Aggressive Equity[13]

	(a)(10)	Addendum to Advisory Agreement – Focused 30 and Strategic Value[13]

	(a)(11)	Amendment to Advisory Agreement – I-Net Tollkeeper[13]

	(a)(12)	Addendum to Advisory Agreement – Telecommunications, Global Growth and Research[14]

	(a)(13)	Addendum to Advisory Agreement – Small-Cap Equity[19]

	(a)(14)	Amended and Restated Investment Advisory Agreement[18]

	(a)(15)	Advisory Fee Waiver Agreement – American Funds Growth and American Funds Growth-Income[19]

	(a)(16)	Schedule A to Advisory Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[20]

	(a)(17)	Advisory Fee Reduction Agreement[21]

	(a)(18)	Master Feeder Addendum to the Amended and Restated Advisory Agreement[19]

	(a)(19)	Schedule A to Advisory Agreement – Large-Cap Growth[21]

	(a)(20)	Form of Schedule A to Advisory Agreement – International Small-Cap and Diversified Bond [23]

(6)	(b)	Portfolio Management Agreement – Capital Guardian Trust Company[1]

(6)	(b)(1)	Portfolio Management Agreement – Capital Guardian Trust Company[2]

(6)	(b)(2)	Amendment to Portfolio Management Agreement – Capital Guardian Trust Company[18]

(6)	(b)(3)	Fee Schedule to Portfolio Management Agreement – Capital Guardian Trust Company[18]

(6)	(b)(4)	Amendment to Portfolio Management Agreement – Capital Guardian Trust Company[24]

(6)	(c)	Portfolio Management Agreement – Janus Capital Management LLC[9]

(6)	(c)(1)	Amendment to Portfolio Management Agreement – Janus Capital Management LLC[18]

(6)	(c)(2)	Fee Schedule to Portfolio Management Agreement – Janus Capital Management LLC[20]

(6)	(d)	Portfolio Management Agreement – Van Kampen[13]

(6)	(d)(1)	Amendment to Portfolio Management Agreement – Van Kampen[24]

(6)	(e)	Portfolio Management Agreement – Goldman Sachs Asset Management L.P.[12]

(6)	(e)(1)	Fee Schedule to Portfolio Management Agreement – Goldman Sachs Asset Management, L.P.[15]

(6)	(e)(2)	Fee Schedule to Portfolio Management Agreement – Goldman Sachs Asset Management, L.P. [20]

(6)	(e)(3)	Amendment No. 1 to the Portfolio Management Agreement – Goldman Sachs Asset Management, L.P., filed herewith

(6)	(f)	Portfolio Management Agreement – Pacific Investment Management Company LLC[13]

(6)	(f)(1)	Amendment to Portfolio Management Agreement – Pacific Investment Management Company LLC[6]

(6)	(f)(2)	Amendment to Portfolio Management Agreement – Pacific Investment Management Company LLC[17]

(6)	(f)(3)	Amendment to Portfolio Management Agreement – Pacific Investment Management Company LLC[23]

(6)	(g)	Portfolio Management Agreement – Salomon Brothers Asset Management Inc[13]

(6)	(g)(1)	No Longer Applicable

(6)	(g)(2)	Portfolio Management Agreement – Salomon Brothers Asset Management Inc[21]

(6)	(h)	Portfolio Management Agreement – Lazard Asset Management LLC[13]

(6)	(h)(1)	Portfolio Management Agreement – Lazard Asset Management LLC[6]

(6)	(h)(2)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[15]

(6)	(h)(3)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[15]

(6)	(h)(4)	Amendment to Portfolio Management Agreement – Lazard Asset Management LLC[20]

(6)	(h)(5)	Notice of and Consent to Assignment of Sub-Advisory Agreement – Lazard Asset Management LLC[20]

(6)	(h)(6)	Agreement Regarding continuation of Sub-Advisory Agreements – Lazard Asset Management LLC[24]

(6)	(h)(7)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[24]

(6)	(h)(8)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[24]

(6)	(h)(9)	Amendment to Portfolio Management Agreement – Lazard Asset Management LLC[24]

(6)	(i)	Portfolio Management Agreement – Mercury Advisors[2]

(6)	(i)(1)	Amendment to Portfolio Management Agreement – Mercury Advisors[18]

(6)	(i)(2)	Amendment to Portfolio Management Agreement – Mercury Advisors[24]

(6)	(j)	No Longer Applicable

(6)	(k)	No Longer Applicable

(6)	(l)	Portfolio Management Agreement – MFS Investment Management[6]

(6)	(l)(1)	Fee Schedule to Portfolio Management Agreement – MFS Investment Management[17]

(6)	(l)(2)	Amendment to Portfolio Management Agreement – MFS Investment Management[21]

(6)	(l)(3)	Fee Schedule to Portfolio Management Agreement – MFS Investment Management[24]

(6)	(l)(4)	Amendment to Portfolio Management Agreement – MFS Investment Management[24]

(6)	(l)(5)	Amendment to Portfolio Management Agreement – MFS Investment Management[24]

(6)	(m)	No Longer Applicable

(6)	(n)	Portfolio Management Agreement – OppenheimerFunds, Inc.[12]

(6)	(n)(1)	Amendment to Portfolio Management Agreement – OppenheimerFunds, Inc. [18]

(6)	(o)	Portfolio Management Agreement – NFJ Investment Group L.P. [12]

(6)	(o)(1)	Amendment to Portfolio Management Agreement – NFJ Investment Group L.P. [21]

(6)	(o)(2)	Amendment to Portfolio Management Agreement – NFJ Investment Group L.P.[24]

(6)	(p)	Portfolio Management Agreement – Columbia Management Advisors, LLC [20]

(6)	(p)(1)	Notice and Consent of Portfolio Management Agreement – Columbia Management Advisors, LLC[23]

(6)	(q)	Portfolio Management Agreement – Jennison Associates[20]

(6)	(r)	Portfolio Management Agreement – Neuberger Berman Management Inc. [20]

(6)	(s)	Portfolio Management Agreement – Vaughan Nelson Investment Management[20]

(6)	(t)	Portfolio Management Agreement – Loomis, Sayles & Co, L.P. [23]

(6)	(u)	Portfolio Management Agreement – Alliance Capital Management L.P.[24]

(6)	(v)	Portfolio Management Agreement – Batterymarch Financial Management, Inc.[24]

(7)	(a)(1)	Distribution Agreement[23]

(7)	(a)(2)	Addendum to Distribution Agreement – I-Net Tollkeeper[3]

(7)	(a)(3)	Addendum to Distribution Agreement – Focused 30 and Strategic Value[5]

(7)	(a)(4)	Exhibit A to Distribution Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[6]

(7)	(a)(5)	Exhibit A to Distribution Agreement – Equity Income and Research[8]

(7)	(a)(6)	Exhibit A to Distribution Agreement – Main Street Core[10]

(7)	(a)(7)	Exhibit A to Distribution Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[12]

(7)	(a)(8)	Exhibit A to Distribution Agreement – Telecommunications, Global Growth, and Research[14]

(7)	(a)(10)	Exhibit A to Distribution Agreement – Small-Cap Equity[18]

(7)	(a)(11)	Exhibit A to Distribution Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[20]

(7)	(a)(12)	Exhibit A to Distribution Agreement – Large-Cap Growth[21]

(7)	(a)(13)	Exhibit A to Distribution Agreement – International Small-Cap and Diversified Bond[23]

(8)	(a)	Amended and Restated Trustees’ Deferred Compensation Plan[10]

(8)	(a)(1)	Amended and Restated Trustees’ Deferred Compensation Plan – 2004[18]

(8)	(a)(2)	Trustees’ Deferred Compensation Plan – 2005[18]

(9)	(a)(2)	Custody and Investment Accounting Agreement[10]

(9)	(a)(3)	Exhibit A to Custody and Investment Accounting Agreement – Equity Income and Research[9]

(9)	(a)(4)	Amendment to Custody and Investment Accounting Agreement[13]

(9)	(a)(5)	Service Agreement[17]

(9)	(a)(6)	Exhibit A to Custody Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[12]

(9)	(a)(7)	Exhibit A to Custody Agreement – Telecommunications, Global Growth and Research[15]

(9)	(a)(8)	Exhibit A to Custody Agreement – Small-Cap Equity[18]

(9)	(a)(9)	Exhibit A to Custody Agreement – VN Small-Cap Value, American Funds Growth and American Funds Growth-Income[20]

(9)	(a)(10)	Form of Exhibit A to Custody Agreement – Large-Cap Growth[20]

(9)	(a)(11)	Form of Exhibit A to Custody Agreement – International Small-Cap and Diversified Bond[23]

(10)	Not Applicable

(11)	Opinion and Consent of Counsel, filed herewith

(12)	To be filed by Post Effective Amendment

(13)	Not Applicable

(14)	Consent of Independent Registered Public Accounting Firm, filed herewith

(15)	Not Applicable

(16)	Power of Attorney

(17)	Not Applicable

[1]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

[3]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

[4]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-001495 filed on July 14, 2000 and incorporated by reference herein.

[5]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.

[7]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.

[8]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.

[10]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.

[11]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-03-000155 filed on February 7, 2003 and incorporated by reference herein.

[12]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.

[13]	Included in Registrant’s Form Type N1A/A, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form Type N1A/B, Accession No. 0001193125-03-095803 filed on December 17, 2003 and incorporated by reference herein.

[15]	Included in Registrant’s Form Type N1A/A, Accession No. 0000892569-04-000214 filed on February 24, 2004 and incorporated by reference herein.

[16]	Included in Registrant’s Form Type N1A/B, Accession No. 0000892569-04-000515 on April 23, 2004 and incorporated by reference herein.

[17]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-04-000885 field on October 15, 2004 and incorporated by reference herein.

[18]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-05-000013 filed on January 26, 2005 and incorporated by reference herein.

[19]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-05-000301 filed April 28, 2005 and incorporated by reference herein.

[20]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-05-000875 filed October 7, 2005 and incorporated by reference herein.

[21]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-05-001205 filed December 9, 2005 and incorporated by reference herein.

[22]	Included in Registrant’s Form Type N-14AE Accession No. 0000892569-05-001347 filed December 16, 2005 and incorporated by reference herein.

[23]	Included in Registrant’s Form Type N1A/A Accession No. 0000892569-06-000052 filed January 24, 2006 and incorporated by reference herein.

[24]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-06-000595 filed April 27, 2006 and incorporated by reference herein.

Item 17. Undertakings
     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
     (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES
As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newport Beach and State of California, on the 26th day of December, 2006.

PACIFIC SELECT FUND
By:
James T. Morris*
President

*By:	/s/ Laurene E. MacElwee Laurene E. MacElwee, as attorney-in-fact pursuant to power of attorney filed herewith.

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

	Chairman, Chief Executive Officer and Trustee	December 26, 2006
Thomas C. Sutton*	(Chief Executive Officer)

	President (Chief Operating Officer)	December 26, 2006
James T. Morris*

	Vice President and Treasurer	December 26, 2006
Brian D. Klemens*	(Vice President and Treasurer)

	Trustee	December 26, 2006
Gale K. Caruso*

	Trustee	December 26, 2006
Lucie H. Moore*

	Trustee	December 26, 2006
G. Thomas Willis*

	Trustee	December 26, 2006
Frederick L. Blackmon*

	Trustee	December 26, 2006
Nooruddin S. Veerjee*

* By:	/s/ Laurene E. MacElwee	December 26, 2006

Laurene E. MacElwee, as attorney-in-fact pursuant to power of attorney filed herewith.

Pacific Select Fund
Power of Attorney
The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, David R. Carmichael, Jeffrey S. Puretz, Douglas P. Dick, Laurene E. MacElwee, Howard Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.
The undersigned Trustees and officers of Pacific Funds hereby execute this Power of Attorney effective the 30th day of November, 2006.

NAME	TITLE

/s/ Thomas C. Sutton	Chairman, Chief Executive Officer and Trustee

Thomas C. Sutton

/s/ James T. Morris	President

James T. Morris

/s/ Brian D. Klemens	Vice President and Treasurer

Brian D. Klemens

/s/ Frederick L. Blackmon	Trustee

Frederick L. Blackmon

/s/ Lucie H. Moore	Trustee

Lucie H. Moore

/s/ G. Thomas Willis	Trustee

G. Thomas Willis

/s/ Nooruddin S. Veerjee	Trustee

Nooruddin S. Veerjee

/s/ Gale K. Caruso	Trustee

Gale K. Caruso

EXHIBIT INDEX

ITEM NO.	DESCRIPTION
(6)(e)(3)	Amendment No. 1 to Portfolio Management Agreement – Goldman Sachs Asset Management, L.P.
(11)	Opinion and Consent of Counsel
(14)	Consent of Independent Registered Public Accounting Firm